AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
ON July 23, 2024

REGISTRATION NO. 333-280166

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1 ☒

Post-Effective Amendment No.  ☐

THE CHARLES SCHWAB FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

211 Main Street

San Francisco, CA 94105

(Address of Principal Executive Offices)

(800) 648-5300

(Registrant’s Telephone Number, including Area Code)

Catherine M. MacGregor, Esq.

211 Main Street,

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies of communications to:

Douglas P. Dick, Esq.	Gregory C. Davis, Esq.
Dechert LLP 1900 K Street, NW Washington, DC 20006	Ropes & Gray LLP Three Embarcadero Center San Francisco, CA 94111-4006

This Registration Statement shall hereafter become effective in accordance with the provisions of section 8(a) of the Securities Act of 1933.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB® VARIABLE SHARE PRICE MONEY FUND

211 Main Street

San Francisco, CA 94105

July 23, 2024

Dear Shareholder:

Enclosed is important information concerning your investment in the Schwab Variable Share Price Money Fund (the “Acquired Fund”). We wish to inform you that the Board of Trustees (the “Board”) of The Charles Schwab Family of Funds (the “Trust”), after careful consideration, has separately approved the reorganization of the Acquired Fund into the Schwab Government Money Fund (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”), another fund of the Trust that has a substantially similar investment objective.

The attached combined Prospectus/Information Statement describes the reorganization in greater detail and contains important information about the Surviving Fund. The Board of the Trust believes that the reorganization will benefit shareholders as follows:

•	In July 2023, the U.S. Securities and Exchange Commission adopted amendments to Rule 2a-7, the primary rule under the Investment Company Act of 1940, as amended, governing money market funds, that would require the Acquired Fund to adopt procedures to implement mandatory liquidity fees by October 2, 2024, which would impose operational complexities and may result in reduced investor demand in the Acquired Fund.

•	The Funds operate as money market funds, pursue a substantially similar investment objective and are managed by the same investment adviser, providing for continuity of investment management.

•	The reorganization will combine a smaller fund into a larger fund. Shareholders could potentially benefit by the growth in assets realized by the combination of the Funds because the Surviving Fund can potentially take advantage of the benefits of any future economies of scale, including the ability to spread certain fixed costs across a larger asset base.

•	The net operating expenses and gross operating expenses of the Surviving Fund are the same as those of the Acquired Fund, as of December 31, 2023.

•	The reorganization is intended to be tax-free to the Acquired Fund and the Surviving Fund and to shareholders and every effort will be made to accomplish the reorganization in such a manner as to not dilute your investment.

Following the close of business on September 6, 2024, the Acquired Fund will be reorganized into the Surviving Fund such that each shareholder of the Acquired Fund will receive an amount of the Ultra Shares of the Surviving Fund equal in value to the shares of the Acquired Fund owned by such holder at the time of the closing of the reorganization.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY. THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART. You will automatically receive shares of the Surviving Fund in exchange for your shares of the Acquired Fund as of the closing date. If, after reviewing the information contained in the enclosed Prospectus/Information Statement, you do not wish to receive shares of the Surviving Fund pursuant to the reorganization, you may redeem your shares of the Acquired Fund at any time prior to the close of business on September 6, 2024. Keep in mind that any such redemption may have tax consequences and you should consult your tax advisor. If you have questions, you may contact us at (800) 648-5300. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions.

You are a valued investor and we thank you for your continued investment in the Schwab Funds.

Sincerely,

Omar Aguilar
President and Chief Executive Officer

THE CHARLES SCHWAB FAMILY OF FUNDS

211 Main Street

San Francisco, CA 94105

(800) 648-5300

PROSPECTUS/INFORMATION STATEMENT

July 23, 2024

Acquisition of the assets and liabilities of:	By and in exchange for shares of:

Schwab Variable Share Price Money Fund – Ultra Shares (SVUXX) A series of The Charles Schwab Family of Funds 211 Main Street San Francisco, CA 94105	Schwab Government Money Fund – Ultra Shares (SGUXX) A series of The Charles Schwab Family of Funds 211 Main Street San Francisco, CA 94105

This Prospectus/Information Statement is being furnished to shareholders of the Schwab Variable Share Price Money Fund (the “Acquired Fund”), a series of The Charles Schwab Family of Funds (the “Trust”), in connection with an Agreement and Plan of Reorganization for the Acquired Fund (the “Plan”) that has been approved by the Board of Trustees (the “Board”) of the Trust. Under the Plan, shareholders of the Acquired Fund will receive Ultra Shares of Schwab Government Money Fund (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”), another series of the Trust, equal in aggregate value to the aggregate value of the assets transferred by the Acquired Fund to the Surviving Fund less the liabilities of the Acquired Fund that are assumed by the Surviving Fund, as of the closing date of the reorganization (the “Reorganization”). After the Reorganization is complete, the Acquired Fund will be terminated. The Reorganization is expected to be completed after market close on or about September 6, 2024 (the “Closing Date”), such that shareholders of the Acquired Fund will become shareholders of the Surviving Fund on or about September  9, 2024.

The Board believes that the Reorganization is in the best interest of the Acquired Fund and its shareholders and that the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Acquired Fund and its shareholders.

The Acquired Fund and the Surviving Fund are each a series of the Trust, which is a Massachusetts business trust registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust currently consists of 10 separate series, including the Acquired Fund and the Surviving Fund. Charles Schwab Investment Management, Inc. (“CSIM”) currently serves as the investment adviser to both the Acquired Fund and the Surviving Fund and will continue to serve as the investment adviser of the Surviving Fund following the Reorganization. The Funds operate as money market funds in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Surviving Fund uses the amortized cost method of valuation and seeks to maintain a stable $1.00 net asset value (NAV) per share, while the Acquired Fund instead computes its NAV using the market value of its investments and rounds its NAV per share to the fourth decimal place. The investment objectives of the Acquired Fund and the Surviving Fund are substantially similar. The Acquired Fund’s investment objective is to seek current income consistent with stability of capital and liquidity; while the Surviving Fund’s investment objective is to seek the highest current income consistent with stability of capital and liquidity. Shareholders of the Acquired Fund will receive Ultra Shares of the Surviving Fund as part of the Reorganization.

This Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Fund, the Surviving Fund and the Reorganization. This Prospectus/Information Statement and the enclosures are being mailed to shareholders on or about July 25, 2024.

A Statement of Additional Information, dated April 2, 2024, relating to this Prospectus/Information Statement and the Reorganization has been filed with the SEC and is incorporated by reference into this Prospectus/Information Statement, which means it is considered legally a part of this Prospectus/Information Statement.

Additional information relating to the Acquired Fund and Surviving Fund is contained in the summary prospectuses, statutory prospectus (the “Statutory Prospectus”) and statement of additional information (“SAI”) for the Funds each dated April 2, 2024, as supplemented, and in the annual report to Shareholders of the Funds for the fiscal year ended December 31, 2023 (the “Annual Report”), each of which has been filed with the SEC. The Acquired Fund’s summary prospectus and its Annual

Report/Semiannual Report have previously been delivered to the Acquired Fund’s shareholders. Certain information relating to the Funds in the SAI and Annual Report/Semiannual Report are incorporated by reference into the Statement of Additional Information relating to this Prospectus/Information Statement.

For a free copy of any of the documents described above, including the Statement of Additional Information relating to this Prospectus/Information Statement, you may call 1-800-435-4000, or you may write to the Funds at the address listed on the cover of this Prospectus/Information Statement. You may also obtain these documents by accessing the website for the Trust at www.schwabassetmanagement.com/schwabfunds_prospectus. In addition, these documents may be obtained from the EDGAR database on the SEC’s website at www.sec.gov. You may also obtain this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

I. SYNOPSIS

The following Synopsis provides a brief overview of the key features and other matters typically of concern to shareholders affected by the Reorganization, including the primary features and consequences of the Reorganization of the Acquired Fund into the Surviving Fund. It may not contain all of the information that is important to you. To better understand the Reorganization, you should read the accompanying Prospectus/Information Statement and the Plan, which is attached to the accompanying Prospectus/Information Statement as the Appendix.

The following Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in the accompanying Prospectus/Information Statement, the Statement of Additional Information relating to this Prospectus/Information Statement and the Plan.

Q.	What is involved in the Reorganization?

A.	As more fully explained in the Prospectus/Information Statement, the Board of the Acquired Fund approved the reorganization of the Acquired Fund with and into the Surviving Fund. You are receiving this Prospectus/Information Statement because you are a shareholder of the Acquired Fund and will be impacted by the Reorganization.

All of the assets of the Acquired Fund will be transferred to the Surviving Fund solely in exchange for the Ultra Shares of the Surviving Fund with a value approximately equal to the value of the Acquired Fund’s assets net of liabilities, and the assumption by the Surviving Fund of all liabilities of the Acquired Fund. Immediately following the transfer, the shares of the Surviving Fund received by the Acquired Fund will be distributed pro rata to the Acquired Fund shareholders of record as of the Closing Date (after market close on or about September 6, 2024). As a result, after the Reorganization is completed, you will become a shareholder of the Surviving Fund and the Acquired Fund will be terminated.

Q.	Am I being asked to vote?

A.	No. We are not asking you for a proxy and you are requested not to send us a proxy.

Q.	How do the Funds’ investment objectives, strategies, and risks compare?

A.	The Funds have a substantially similar investment objective.

With regard to the investment strategies, the Acquired Fund invests primarily in high-quality short-term money market investments issued by U.S. and foreign issuers, such as commercial paper, promissory notes, certificates of deposit, and other money market securities, including securities issued by the U.S. government or its agencies and instrumentalities. The Surviving Fund intends to operate as a government money market fund under the regulations governing money market funds and will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the Surviving Fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities
(excluding cash).

In addition, as a government money market fund, the Surviving Fund uses the amortized cost method of valuation and seeks to maintain a stable $1.00 net asset value (NAV) per share. The Acquired Fund does not use the amortized cost method of valuation or seek to maintain a stable $1.00 NAV per share, and instead computes its NAV using the market value of its investments and rounds its NAV per share to the fourth decimal place.

The Acquired Fund and Surviving Fund each invest in accordance with Rule 2a-7 under the 1940 Act. As money market funds, the Funds are each subject to the maturity, quality, diversification and liquidity requirements set forth in Rule 2a-7. The principal risks of the Funds are as well. Further information comparing the investment objectives, strategies, and risks of the Funds is included below under “Summary of Funds.”

Q.	How do the Funds’ expenses compare?

A.	The types of expenses currently paid by the Acquired Fund are the same types of expenses paid by the Surviving Fund. Currently, the Funds are party to similar investment advisory agreements with CSIM, the investment adviser to the Funds, and each pays the same investment advisory fee rate. For its advisory and administrative services to the Acquired Fund and the Surviving Fund, CSIM is entitled to receive an annual fee payable monthly, equal to 0.19% of each Fund’s daily net assets. Upon consummation of the Reorganization, the investment advisory fee paid to CSIM with respect to the Surviving Fund is expected to remain the same as the fees paid by the Acquired Fund.

As of December 31, 2023, the net operating expenses of the Surviving Fund are the same as the net operating expenses for the Acquired Fund and the gross operating expenses of the Surviving Fund are the same as the gross operating expenses for the Acquired Fund.

Q.	How will the Reorganization affect my account?

A.	Your Acquired Fund shares are expected to be exchanged for an equivalent dollar amount of Surviving Fund shares. Although the Surviving Fund offers multiple share classes, your shares will only be combined with the Ultra Shares class of the Surviving Fund. Your account registration and account options will remain the same unless you change them. The exchange is intended to be tax-free for federal income tax purposes and therefore it is intended that your aggregate tax basis for federal income tax purposes in the account will remain the same.

Q.	Will the value of my investment change as a result of the Reorganization?

A.	No. The aggregate value of your investment will not change as a result of the Reorganization.

Q.	Do the procedures for purchasing and redeeming shares of the Funds differ?

A.	Shareholders of the Acquired Fund may continue to purchase shares of the Acquired Fund through the close of business on September 5, 2024 and redeem shares of the Acquired Fund through the Closing Date of the Reorganization. Aside from the closing of the Acquired Fund to new and existing investors, the procedures for purchasing and redeeming shares of the Funds are the same.

Q.	Do the Funds’ exchange privileges differ?

A.	No. The Acquired Fund offers only one class of shares. In accordance with the Plan, shareholders of the Acquired Fund will receive Ultra Shares of the Surviving Fund. The Acquired Fund’s shares offer the same exchange privileges. Therefore, if the Reorganization is approved, shareholders of the Acquired Fund will continue to enjoy the same exchange privileges as shareholders of the Surviving Fund.

Q.	Do the Funds’ dividend and distribution policies differ?

A.	No. The Funds have the same dividend and distribution policies.

Q.	Who will pay the costs associated with the Prospectus/Information Statement?

A.	The expenses directly related to the Reorganization, including the cost of printing and mailing this Prospectus/Information Statement, will be borne by CSIM. CSIM will bear the expenses regardless of whether or not the Reorganization is consummated.

Q.	When is the Reorganization expected to occur?

A.	It is anticipated that the Reorganization will occur after market close on or about September 6, 2024. Shortly after completion of the Reorganization, affected shareholders will receive a confirmation statement reflecting their new Fund account number and number of shares owned.

Q.	Has the Board of Trustees approved the Reorganization?

A.	Yes. The Board of the Acquired Fund has approved the Reorganization. The Board believes that it is in shareholders’ best interests to reorganize the Acquired Fund into the Surviving Fund as it will allow current Acquired Fund’s shareholders to pursue a substantially similar investment objective, but as part of a larger fund. The Board of the Acquired Fund took into account that, in July 2023, the U.S. Securities and Exchange Commission (the “SEC”) amended Rule 2a-7, the primary rule under the Investment Company Act of 1940, as amended (the “1940 Act”), governing money market funds (the "Amendments"). In connection with the Amendments, institutional money market funds, such as the Acquired Fund, will be required to adopt procedures to implement mandatory liquidity fees by October 2, 2024. Based on information provided by CSIM, the Board determined that the operational complexities and expected reduced investor demand in the Acquired Fund supported the determination to approve the Reorganization. The specific factors considered by the Board in approving the Reorganization are discussed in more detail in the Prospectus/Information Statement.

Q.	Will there be any federal income tax consequences as a result of the Reorganization?

A.	The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes (under Section 368 of the Internal Revenue Code of 1986, as amended). Assuming the Reorganization qualifies for such treatment, shareholders should not recognize any taxable gain or loss as a direct result of the Reorganization for federal income tax purposes. As a condition to the closing of the Reorganization, the Acquired Fund and the Surviving Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Such opinion will be subject to receipt of and based on certain representations from the Funds. Opinions of legal counsel are not binding on the Internal Revenue Service or the courts. If you choose to redeem or exchange your shares before or after the Reorganization, you may realize a taxable gain or loss; therefore, you should separately consider any state, local and other tax consequences in consultation with your tax advisor. In addition, prior to the Closing Date you may receive a distribution of ordinary income or capital gains from the Acquired Fund.

II. SUMMARY OF FUNDS

A.	Investment Objective

The Acquired Fund and the Surviving Fund have substantially similar, but not identical, investment objectives. The Acquired Fund’s investment objective is to seek current income consistent with stability of capital and liquidity; while the Surviving Fund’s investment objective is to seek the highest current income consistent with stability of capital and liquidity.

B.	Comparison of Fees and Expenses

Current and Pro Forma Fees and Expenses

The following tables compare the fees and expenses you may bear directly or indirectly as an investor in the Surviving Fund versus the Acquired Fund, and show the projected (“pro forma”) estimated fees and expenses of the Surviving Fund as of December 31, 2023, after consummation of the Reorganization. Fees and expenses shown for the Acquired Fund and the Surviving Fund were determined based on each Fund’s average net assets as of the fiscal period ended December 31, 2023. The pro forma fees and expenses are estimated in good faith and are hypothetical, and do not reflect any change in expense ratios resulting from a change in assets under management since December 31, 2023 for each Fund. More current total net asset information is available at www.schwabassetmanagement.com. It is important for you to know that a decline in a Fund’s average net assets during the current fiscal year and after the Reorganization, as a result of shareholder redemptions or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown, which means you could pay more if you buy or hold shares of the Funds.

Annual Fund Operating Expenses

Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, accounting or sub-accounting, and other shareholder services. You do not pay these fees directly, but as the examples in the table below show, these costs are borne indirectly by all shareholders. This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This table does not reflect any brokerage fees or commissions you may incur when buying or selling fund shares.

Shareholder Fees (fees paid directly from your investment)
	Acquired Fund - Ultra Shares	Surviving Fund - Ultra Shares	Pro Forma Combined Surviving Fund - Ultra Shares
	None	None	None
Annual Fund Operating Expenses (expense that you pay each year as a % of the value of your investment)
Management fees	0.19	0.19	0.19
Distribution (12b-1) fees	None	None	None
Other expenses	0.01	0.01	0.01
Total annual fund operating expenses	0.20	0.20	0.20
Less expense reduction	(0.01)	(0.01)	(0.01)
Total annual fund operating expenses after expense reduction[1]	0.19	0.19	0.19

[1]	CSIM and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of Acquired Fund and the Ultra Shares of the Surviving Fund to 0.19% for so long as CSIM serves as the adviser to the Funds (the “contractual expense limitation agreement”). This contractual expense limitation agreement may only be amended or terminated with the approval of a Fund’s Board of Trustees.

Examples: These examples are intended to help you compare the cost of investing in the Acquired Fund and the Ultra Shares of the Surviving Fund, and also allow you to compare these costs with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. The figures for the Acquired Fund and the Surviving Fund are based on total annual fund operating expenses after any expense reductions. The examples do not reflect any brokerage fees or commissions you may incur when buying or selling Fund shares. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years
Acquired Fund - Ultra Shares	$19	$61	$107	$243
Surviving Fund - Ultra Shares	$19	$61	$107	$243
Pro Forma Surviving Fund - Ultra Shares (after consummation of the Reorganization)	$19	$61	$107	$243

The projected post-Reorganization pro forma Annual Fund Operating Expenses and example expenses presented above are based on numerous material assumptions, including (1) that the current contractual agreements, including the Surviving Fund’s expense limitation agreement, will remain in place and (2) that certain fixed costs involved in operating the Acquired Fund will be eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Surviving Fund’s assets, many of which are beyond the control of the Surviving Fund and CSIM.

C.	Comparison of Investment Objective and Principal Investment Strategies

The following is a comparison of the investment objectives and principal investment strategies of the Funds. As stated above, the Acquired Fund and the Surviving Fund have substantially similar investment objectives. The primary differences between the Funds are noted in italics.

ACQUIRED FUND	SURVIVING FUND
Investment Objective	Investment Objective
The fund’s goal is to seek current income consistent with stability of capital and liquidity.	The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.

Principal Investment Strategies	Principal Investment Strategies

To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:

•       commercial paper, including asset-backed commercial paper

•       promissory notes

•       certificates of deposit and time deposits

•       variable- and floating-rate debt securities

•       bank notes and bankers’ acceptances

•       repurchase agreements

•       obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) (U.S. government securities)

To pursue its goal, the fund invests in U.S. government securities, such as:

•       U.S. Treasury bills and notes

•       other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks

•       repurchase agreements that are collateralized fully by cash and/ or U.S. government securities

•       obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.

-

The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy.

The fund may engage in repurchase agreement transactions that are collateralized by cash or U.S. government securities. In addition, the fund may engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade or their unrated equivalents as determined by the investment adviser.	-

In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds.	In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds.

For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.

The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price by operating as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds.

Although the income from U.S. Treasury securities is exempt from state and local income taxes, the fund invests in non-U.S. Treasury investments, which include repurchase agreements, that are not exempt from state and local income taxes. Further, during unusual market conditions, the fund may invest a greater portion of its assets in investments that are not exempt from state and local income taxes as a temporary defensive measure.

For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.

D.	Comparison of Principal Risks

Each Fund may invest in various types of securities or use certain investment techniques to achieve its investment objective. The following is a summary of the principal risks associated with such securities and investment techniques. The primary differences between the Funds are noted in italics. Additional information about these risks is included below. As with any security, an investment in a Fund involves certain risks. The fact that a particular risk is not identified does not mean that a Fund, as part of its overall investment strategy, does not invest or is precluded from investing in securities that give rise to that risk.

ACQUIRED FUND	SURVIVING FUND
Principal Risks The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:	Principal Risks The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.	Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares. The SEC adopted amendments to the rules that govern money market funds that, beginning October 2, 2024, will generally require the fund to impose a fee when net sales of fund shares exceed certain levels. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets. Also, a change in a central

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets. Also, a change in a central

bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.	bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement
is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.	Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.

Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, Fannie Mae and Freddie

Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, Fannie Mae and Freddie

Mac maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.	Mac maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.

Sector Risk. The fund may invest a significant portion of its assets in securities issued by companies in the financials sector. Accordingly, the fund may be more susceptible to developments that affect that sector than other funds that do not invest as substantially in that sector.	-

Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.	-

Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.	-

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.	-

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.	Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the marketplace), the fund could experience increased redemptions, which may adversely impact the fund’s share price.

Money Market Fund Regulation Risk. On July 12, 2023, the SEC adopted amendments to the rules that govern money market funds. These amendments may affect the fund’s investment strategies, performance, yield, expenses and operations.	Money Market Fund Regulation Risk. On July 12, 2023, the SEC adopted amendments to the rules that govern money market funds. These amendments may affect the fund’s investment strategies, performance, yield, expenses and operations.

Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.	Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

E.	Portfolio Turnover

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Funds’ portfolio turnover rate for reporting purposes is expected to be near zero.

F.	Comparison of Fund Performance

Set forth below is past performance information for the Acquired Fund and Ultra Shares of the Surviving Fund. The bar charts below show how the Funds’ investment results have varied from year to year, and the following tables show the Funds’ average annual total returns for various periods. This information provides some indication of the risks of investing in the Funds. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance.

The following annual total returns information shows the returns of the Acquired Fund and Ultra Shares of the Surviving Fund. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus or call toll-free 1-877-824-5615 for the Funds’ current seven-day yield.

Acquired Fund

Annual Total Returns (%) as of 12/31

Best Quarter: 1.39% Q4 2023

Worst Quarter: (0.02%) Q1 2022

Year-to-date performance (non-annualized and pre-tax) as of 6/30/24): 2.49%

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	Since Inception (2/25/16)
Acquired Fund	5.20%	1.91%	1.63%

Surviving Fund

Annual Total Returns (%) as of 12/31

Best Quarter: 1.32% Q4 2023

Worst Quarter: 0.00% Q1 2021

Year-to-date performance (non-annualized and pre-tax) as of 6/30/24): 2.61%

Average Annual Total Returns as of 12/31/23	1 Year	Since Inception (9/24/20)
Surviving Fund – Ultra Shares	4.97%	1.96%

G.	Distribution Arrangements

Pursuant to a Distribution Agreement between Charles Schwab & Co., Inc. (Schwab) and the Trust, on behalf of the Acquired Fund and the Surviving Fund, Schwab is the principal underwriter for shares of the Funds and is the Trust’s agent for the purpose of the continuous offering of the Funds’ shares. The Funds pay for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement; however, as described below in “Payments to Financial Intermediaries,” CSIM compensates Schwab, in its capacity as a financial intermediary and not in its capacity as distributor and principal underwriter for the Funds, for providing certain additional services that may be deemed to be distribution-related.

H.	Management of the Funds

Investment Adviser: CSIM serves as the investment adviser of the Acquired Fund and the Surviving Fund.

Portfolio Managers: Linda Klingman, Michael Lin, Jonathan Roman, Jonathan Feske and Karim Menoufy serve as the portfolio managers for the Acquired Fund. Linda Klingman, Lynn Paschen and Nicole Perret-Gentil serve as the portfolio managers of the Surviving Fund. The portfolio managers currently managing the Surviving Fund will continue to manage the Fund following the Reorganization. Below is information regarding the portfolio managers of the Funds:

Acquired Fund

Linda Klingman, Managing Director and Head of Money Market Strategies, leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the Acquired Fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Acquired Fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Acquired Fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Acquired Fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Karim Menoufy, Portfolio Manager, is responsible for the day-to-day co-management of the Acquired Fund. Mr. Menoufy has been a portfolio manager with CSIM since 2013, when he started as an associate portfolio manager and was promoted to portfolio manager in 2020. He held several positions prior to that supporting the taxable and tax-exempt money funds during his tenure at the firm. Before joining Schwab in 2007, he spent several years as a mortgage specialist at JPMorgan Chase and an equity plan administrator for Delegata Corporation.

Surviving Fund

Linda Klingman, Managing Director and Head of Money Market Strategies, leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the Surviving Fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Surviving Fund. Prior to joining Schwab in 2011, Ms. Paschen held a number of positions at American Century Investments. She was most recently a portfolio manager and, from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the Surviving Fund. Prior to joining Schwab in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.

I.	Purchase and Sale of Fund Shares

Each Fund is open for business each day that the New York Stock Exchange (“NYSE”) is open except when the following federal holidays are observed: Columbus Day and Veterans Day. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.

Eligible Investors (as determined by the fund) may only invest in the fund through an account at Charles Schwab & Co., Inc. (Schwab) or another financial intermediary. When you place orders to purchase, exchange or redeem fund shares through Schwab or another financial intermediary, you must follow Schwab’s or the other financial intermediary’s transaction procedures.

The minimum initial investment for the Acquired Fund and for the Ultra Shares of the Surviving Fund is $1,000,000. The minimum additional investment for the Acquired Fund and for the Ultra Shares of the Surviving Fund is $1.

J.	Tax Information

Distributions received from a Fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.

K.	Payments to Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

III. INFORMATION ABOUT THE REORGANIZATION

A.	Overview of the Proposed Reorganization

The Reorganization involves the transfer of all of the assets and liabilities of the Schwab Variable Share Price Money Fund (the Acquired Fund) to the Schwab Government Money Fund (Surviving Fund) in exchange for Ultra Shares of the Schwab Government Money Fund. This transfer of assets and liabilities is expected to take place after market close on or about September 6, 2024 (Closing Date). The transfer of assets by the Acquired Fund will occur at their then-current value as determined in accordance with the Acquired Fund’s valuation and Rule 2a-7 procedures, and shares of the Surviving Fund to be issued to the Acquired Fund will be valued at their then-current net asset value as determined in accordance with the Surviving Fund’s valuation and Rule 2a-7 procedures. The Surviving Fund uses the amortized cost method of valuation and seeks to maintain a stable $1.00 NAV per share. The Acquired Fund does not use the amortized cost method of valuation or seek to maintain a stable $1.00 NAV per share, and instead computes its NAV using the market value of its investments and rounds its NAV per share to the fourth decimal place. Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund at the Closing Date in exchange for shares of the Acquired Fund. After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the Investment Company Act of 1940 (the “1940 Act”) will be terminated.

The Reorganization is intended to be tax-free for federal income tax purposes. This means that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without recognizing any gain or loss for federal income tax purposes. This also means that it is intended that the Reorganization will be tax-free for the Surviving Fund for federal income tax purposes.

The Reorganization is subject to a number of conditions set forth in the Plan. Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. Furthermore, under the Plan, to the extent that the difference between the amortized and mark-to-market values of the Surviving Fund equals or exceeds $0.0025 at the Valuation Time, as that term is defined in the Plan, the Reorganization would be postponed until such time as the per share difference is less than $0.0025. For more information about the Reorganization, see “Material Features of the Agreement and Plan of Reorganization” below.

CSIM will bear the costs and expenses related to the preparation and assembly of this Prospectus/Information Statement and all mailing and other expenses associated with the Reorganization, which are expected to be approximately $240,000. CSIM will bear the costs and expenses regardless of whether or not the Reorganization is consummated.

B.	Material Features of the Agreement and Plan of Reorganization

The Plan sets forth the terms and conditions of the Reorganization. Material provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached as the Appendix to this Prospectus/Information Statement.

At the consummation of the Reorganization, which is expected to occur at the close of business on or about September 6, 2024, the Closing Date, all of the assets and liabilities of the Acquired Fund will be transferred to the Surviving Fund in exchange for Ultra Shares of the Surviving Fund, such that at and after the Closing Date, the assets and liabilities of the Acquired Fund will become the assets and liabilities of the Surviving Fund. The transfer of assets by the Acquired Fund will occur at their then-current value as determined in accordance with the Acquired Fund’s valuation and Rule 2a-7 procedures and shares of the Surviving Fund to be issued to the Acquired Fund shall be valued at the then-current net asset value determined in accordance with the Surviving Fund’s valuation and Rule 2a-7 procedures. The Surviving Fund uses the amortized cost method of valuation and seeks to maintain a stable $1.00 NAV per share. The Acquired Fund does not use the amortized cost method of valuation or seek to maintain a stable $1.00 NAV per share, and instead computes its NAV using the market value of its investments and rounds its NAV per share to the fourth decimal place. Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund. After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the 1940 Act will be terminated.

The Plan provide that the Board will declare a dividend or dividends with respect to the Acquired Fund prior to the Closing Date. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the Acquired Fund all undistributed ordinary income earned, tax-exempt income and net capital gains recognized up to and including the Closing Date. The shareholders of the Acquired Fund will recognize ordinary income and capital gains with respect to the portion of this distribution that is derived from ordinary income and capital gains and such income and gain may be subject to federal, state and/or local taxes. The shareholders of the Acquired Fund will generally not be subject to federal, state and/or local taxes with respect to the portion of the distribution that is derived from tax-exempt income and designated as an exempt-interest dividend.

Prior to the Closing Date, CSIM reserves the right to sell portfolio securities and/or purchase other securities for the Acquired Fund, to the extent necessary so that the asset composition of the Acquired Fund is consistent with the investment policies and restrictions of the Surviving Fund. CSIM currently anticipates that there will be a need for portfolio realignment in connection with the Reorganization due to a difference in investment strategy of the Surviving Fund compared to the Acquired Fund. The Surviving Fund operates as a government money market fund under the regulations governing money market funds and invests at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities. Based on Acquired Fund holdings as of December 31, 2023, it is anticipated that approximately 58% of the Acquired Fund’s holdings will mature prior to the Reorganization and approximately 1% of the Acquired Fund’s holdings will be sold prior to the Reorganization. These securities do not qualify as investments for the Surviving Fund because they are not U.S. government securities. The proceeds of the Acquired Fund’s holdings which mature prior to the Reorganization and the proceeds of the sales made by the Acquired Fund prior to the Reorganization will be invested in accordance with the Surviving Fund’s principal investment strategies. To the extent the Acquired Fund sells securities at a gain, current shareholders may receive a capital gains dividend. Transaction costs associated with any such purchases and sales will be borne by the Acquired Fund, which will result in a decrease in the Acquired Fund’s net asset value.

The stock transfer books of the Trust with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received thereafter by the Trust with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to the Plan. If any shares of the Acquired Fund are represented by a share certificate, the certificate must be surrendered to the Trust’s transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to the Plan will be redeemed. The Surviving Fund does not expect to issue share certificates with respect to the Surviving Fund. Any special options relating to a shareholder’s account in the Acquired Fund will transfer over to the Surviving Fund without the need for the shareholder to take any action.

The Reorganization is subject to a number of conditions as set forth in the Plan, a form of which is attached hereto as the Appendix. Except as set forth below, the Trust, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of the Acquired Fund or the Surviving Fund under the Plan if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the shareholders of the Surviving Fund. Certain conditions under the Plan cannot be waived by the Trust, including the condition that the Funds receive a favorable tax opinion from Dechert LLP. The Board may abandon the Plan and the Reorganization at any time for any reason prior to the Closing Date. The Plan provides further that at any time prior to the Reorganization the Funds may amend any of the provisions of the Plan; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund shares to be issued to Acquired Fund shareholders under the Plan to the detriment of the Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of both the Acquired Fund and the Surviving Fund.

CSIM has agreed to bear all of the expenses incurred in connection with the Reorganization including the costs of printing and mailing this Prospectus/Information Statement.

The Board of the Acquired Fund has voted to approve the proposed Reorganization. The actions contemplated by the Plan and the related matters described therein will be consummated in accordance with the requirements under the 1940 Act.

C.	Description of Reorganization Shares

As part of the Reorganization, shareholders of the Acquired Fund will receive shares of the Ultra Shares of the Surviving Fund that are equal in aggregate value to the aggregate value of assets transferred by the Acquired Fund to the Surviving Fund less the liabilities of the Acquired Fund that are assumed by the Surviving Fund as of the Closing Date. Ultra Shares of the Surviving Fund will be issued to the Acquired Fund’s shareholders in accordance with the Plan. Because the Ultra Shares of the Surviving Fund are of a substantially similar class as the Acquired Fund shares, the Surviving Fund shares have substantially the same rights and privileges as the Acquired Fund Ultra Shares. The following summarizes some key information about the Ultra Shares of the Surviving Fund that will be received by shareholders of the Acquired Fund:

The minimum initial investment for the Ultra Shares of the Surviving Fund is $1,000,000. The minimum additional investment for the Ultra Shares of the Surviving Fund is $1.

For additional information about the Surviving Fund’s shares, see “Additional Information about the Funds – Shareholder Information.”

D.	Reasons for the Reorganization

The Board considered the Reorganization at a meeting held on June 6, 2024, and the Board, including a majority of the Trustees who are not “interested persons” of the Trust as that term is defined in the 1940 Act, approved the Plan. In approving the Reorganization, the Board determined that (i) participation in the Reorganization is in the best interest of the Acquired Fund and its shareholders; and (ii) the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.

In making this determination, the Board considered a number of factors, including:

•	in light of the Amendments, the Acquired Fund would be subject to a mandatory liquidity fee, which would impose operational complexities and could result in reduced demand for the Acquired Fund;
•	the fact that each Fund operates as a “money market fund” pursuant to Rule 2a-7 under the 1940 Act and the investment objective of the Acquired Fund is substantially similar to the investment objective of the Surviving Fund;
•	the fact that, although there are differences between the valuation policies of the Funds, the Plan provides that if the difference between the amortized cost and fair value of the Surviving Fund equals or exceeds $0.0025 per share at the Valuation Time, as that term is defined in the Plan, the Reorganization would be postponed until such time as the per share difference is less than $0.0025, and therefore the differences between the Funds’ valuation policies would not materially affect Acquired Fund shareholders;
•	the greater asset size of the Surviving Fund and the possibility that the combined aggregate assets of the Acquired Fund and the Surviving Fund upon consummation of the Reorganization would allow the Surviving Fund to take advantage of the possible benefits of a larger asset base, including future economies of scale and spreading costs across a larger asset base to the potential benefit of all shareholders;
•	that, as of December 31, 2023, the Surviving Fund has the same net operating expenses and gross operating expenses as the Acquired Fund;
•	the fact that CSIM would bear the expenses incurred in connection with the Reorganization;
•	the reasonableness of the terms of the Plan; and
•	that the Reorganization is intended to be tax-free for U.S. federal income tax purposes for shareholders of the Acquired Fund.

The Board of the Surviving Fund has also determined that (i) participation in the Reorganization is in the best interest of the Surviving Fund and its shareholders; and (ii) the interests of the Surviving Fund’s shareholders will not be diluted as a result of the Reorganization.

E.	Federal Income Tax Consequences

Each Fund has qualified and intends to continue to qualify (in the case of the Acquired Fund, through the Closing Date) as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. Consummation of the transaction is subject to the condition that the Trust receives an opinion from Dechert LLP, subject to appropriate factual assumption and customary representations, substantially to the effect that for federal income tax purposes:

(1)	The transfer by the Acquired Fund of all of its assets to the Surviving Fund in exchange solely for the Surviving Fund shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund followed by the distribution of the Surviving Fund shares to the shareholders of the Acquired Fund in exchange for their Acquired Fund shares in complete liquidation and termination of the Acquired Fund will constitute a tax-free reorganization within the meaning of section 368(a) of the Internal Revenue Code;

(2)	No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund in exchange solely for the Surviving Fund shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund;

(3)	No gain or loss will be recognized by the Acquired Fund upon the distribution of Surviving Fund shares to the shareholders of the Acquired Fund;

(4)	No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund shares and the assumption by the Surviving Fund of the liabilities of the Acquired Fund;

(5)	The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange;

(6)	The holding periods of the assets of the Acquired Fund received by the Surviving Fund will include the respective periods during which such assets were held by the Acquired Fund (except where investment activities of the Surviving Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(7)	No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund shares (including fractional shares to which they may be entitled);

(8)	The aggregate tax basis of Surviving Fund shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor; and

(9)	The holding period of the Surviving Fund shares received by each shareholder of the Acquired Fund (including fractional shares to which such shareholder may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

No opinion will be expressed as to the effect of the Reorganization on the Acquired Fund or Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Prior to the Closing Date you may receive a taxable distribution of ordinary income of capital gains from the Acquired Fund.

The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the Internal Revenue Service (“IRS”). The opinion to be received from Dechert LLP with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS or the courts and does not preclude the IRS or a court from adopting a contrary position.

Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

F.	Shareholder Rights, Description of the Securities to be Issued

The Trust is organized as a Massachusetts business trust. The Acquired Fund and the Surviving Fund are each series of the Trust and, therefore, shareholders of the Acquired Fund and the Surviving Fund are shareholders of the same legal entity, the Trust. The Trust’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), the Trust’s governing document, does not afford any rights or privileges to the shareholders of the Surviving Fund that differ in any material respect from the rights or privileges afforded to the shareholders of the Acquired Fund. In addition, shareholders of the Acquired Fund will receive shares of a substantially similar class of the Surviving Fund. Therefore, shareholders of the Acquired Fund will receive shares of the Surviving Fund that have substantially similar rights and privileges as their shares of the Acquired Fund.

Each share in the Surviving Fund represents an equal proportionate interest in the Surviving Fund, and each shareholder is entitled to such dividends and distributions out of the income earned on the assets belonging to the Surviving Fund as are declared in the discretion of the Trust’s Board. When sold in accordance with the Declaration of Trust, and for the consideration described in its registration statement, shares of the Surviving Fund will be fully paid and non-assessable.

The Surviving Fund shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. In the event of a liquidation or dissolution of the Surviving Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Surviving Fund and a proportionate distribution, based upon the relative asset values of the Trust’s series, of any general assets of the Trust not belonging to any particular series of the Trust which are available for distribution. In the event of a liquidation or dissolution of the Trust, its shareholders will be entitled to the same distribution process.

G.	Capitalization

The following table shows, on an unaudited basis, the capitalization as of June 30, 2024 for the Acquired Fund and the Surviving Fund, as well as pro forma capitalization giving effect to the Reorganization:

	Schwab Variable Share Price Money Fund (Acquired Fund)	Schwab Government Money Fund (Surviving Fund)	Adjustments	Schwab Government Money Fund (Pro-Forma Combined Surviving Fund)
Sweep Shares
Net Assets	N/A	$19,454,800,358	$60,121 (1)	$19,454,860,479
Shares Outstanding	N/A	19,454,612,298	N/A	19,454,612,298
Net Asset Value Per Share	N/A	$1.00		$1.00

Investor Shares
Net Assets	N/A	$24,508,374,250	$75,737 (1)	$24,508,449,987
Shares Outstanding	N/A	24,508,226,505	N/A	24,508,226,505
Net Asset Value Per Share	N/A	$1.00		$1.00

Ultra Shares
Net Assets	$5,791,765,412	$18,249,518,095	$74,294 (1)	$24,041,357,801
Shares Outstanding	5,790,380,088	18,249,506,571	1,385,324(2)	24,041,271,983
Net Asset Value Per Share	$1.0002	$1.00		$1.00

(1)	Valuation method adjustment, the Acquired Fund computes its net asset value (NAV) using the fair value of its investments and rounds its NAV per share to the fourth decimal place, while the Surviving Fund uses the amortized cost method of valuation and seeks to maintain a stable $1.00 NAV per share. The valuation method adjustment will occur post Reorganization and may differ from the current figure as there will be continued portfolio realignment in connection with the Reorganization due to a difference in investment strategy of the Surviving Fund compared to the Acquired Fund.

(2)	Adjustment is the difference between the Acquired Fund’s net asset value (NAV) and Surviving Fund’s NAV and the resulting share adjustments that will be processed in order to maintain the appropriate fair value of Acquired Fund at the adjusted NAV.

This information is for informational purposes only. When consummated, the capitalization of the Acquired Fund and the Surviving Fund is likely to be different at the Closing Date as a result of market movements and daily share purchase and redemption activity in the Funds. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.

IV. ADDITIONAL INFORMATION ABOUT THE FUNDS

A.	Fundamental and Non-Fundamental Investment Restrictions

The Funds have adopted certain fundamental and non-fundamental investment policies concerning, among other things, diversification of each Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. The fundamental and non-fundamental investment policies of the Funds are substantially the same except that the Surviving Fund, unlike the Acquired Fund, has a fundamental policy to not purchase securities or make investments other than in accordance with its investment objectives and policies. Fundamental investment policies cannot be changed without the vote of a majority of a Fund’s outstanding voting shares, as defined under the 1940 Act. Non-fundamental investment restrictions of a Fund can be changed by the Fund’s Board.

For further information relating to these investment restrictions, please see the SAI for the Funds, which is incorporated by reference into the Statement of Additional Information relating to this Prospectus/Information Statement.

B.	Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of each fund’s portfolio securities is available in the funds’ Statement of Additional Information (SAI). Each fund posts on its website at www.schwabassetmanagement.com/schwabfunds_prospectus a list of the securities held by each fund as of the last business day of the most recent month. This list is updated within 5 business days after the end of each month and will remain available online for at least 6 months after the initial posting. In addition, not later than 5 business days after the end of each calendar month, each fund will file a schedule of information regarding its portfolio holdings and other information about the fund as of the last day of that month with the SEC on Form N-MFP. These filings will be publicly available immediately upon filing on the SEC’s website at www.sec.gov. A link to each fund’s Form N-MFP filings on the SEC’s website will also be available at www.schwabassetmanagement.com/schwabfunds_prospectus.

C.	Fund Management

The investment adviser for the Funds is CSIM, 211 Main Street, San Francisco, CA 94105. CSIM was founded in 1989 and, as of February 29, 2024, managed approximately $1,122.1 billion in assets.

As the investment adviser, CSIM oversees the asset management and administration of the Funds. As compensation for these services, CSIM receives a management fee from each Fund. For the 12 months ended December 31, 2023, these fees were 0.18% for each of the Acquired Fund and the Surviving Fund. These figures, which are expressed as a percentage of each Fund’s average daily net assets, represent the actual amounts paid, including the effects of reductions. For its advisory and administrative services to the Acquired Fund and the Surviving Fund, CSIM is entitled to receive an annual fee payable monthly, equal to 0.19% of each Fund’s daily net assets. Upon consummation of the Reorganization, the investment advisory fee CSIM is entitled to receive with respect to the Surviving Fund will remain the same 0.19%.

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement is available in each Fund’s 2023 semiannual report, which covers the period from January 1, 2023 through June 30, 2023.

Acquired Fund

Linda Klingman, Managing Director and Head of Money Market Strategies, leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the Acquired Fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Acquired Fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Acquired Fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Acquired Fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Karim Menoufy, Portfolio Manager, is responsible for the day-to-day co-management of the Acquired Fund. Mr. Menoufy has been a portfolio manager with CSIM since 2013, when he started as an associate portfolio manager and was promoted to portfolio manager in 2020. He held several positions prior to that supporting the taxable and tax-exempt money funds during his tenure at the firm. Before joining Schwab in 2007, he spent several years as a mortgage specialist at JPMorgan Chase and an equity plan administrator for Delegata Corporation.

Surviving Fund

Linda Klingman, Managing Director and Head of Money Market Strategies, leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the Surviving Fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Surviving Fund. Prior to joining Schwab in 2011, Ms. Paschen held a number of positions at American Century Investments. She was most recently a portfolio manager and, from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the Surviving Fund. Prior to joining Schwab in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.

The Acquired Fund’s SAI and Surviving Fund’s SAI provide additional information about portfolio manager compensation, other accounts managed, and ownership of securities of the Funds, and are incorporated by reference into the Statement of Additional Information relating to this Prospectus/Information Statement.

D.	Other Service Providers

The Funds’ other service providers are the same. These entities are listed below.

Charles Schwab Investment Management, Inc. 211 Main Street San Francisco, CA 94105	Administrator
BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581	Transfer Agent
State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Custodian and Fund Accountant
Charles Schwab & Co., Inc. 3000 Schwab Way Westlake, TX 76262	Distributor

E.	Shareholder Information

In this section, you will find information on buying, selling and exchanging shares of the Acquired Fund and the Surviving Fund. Eligible Investors may only invest in a Fund through an intermediary by placing orders through your brokerage account at Schwab or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (“intermediary”) that is authorized to accept orders on behalf of the Fund (“intermediary orders”). You also will see how to choose a distribution option for your investment. These pages include helpful information on taxes as well.

The Funds generally are not registered for sale in jurisdictions outside the United States and are intended for purchase by persons residing in the United States. A person is considered resident in the United States if at the time of the investment (i) the account has an address of record in the United States or a U.S. territory (including APO/FPO/DPO) and (ii) all account owners are resident in the United States or a U.S. territory and have a valid U.S. taxpayer identification number. If an existing account is updated to reflect a non-U.S. address, the account may be restricted from making additional investments.

On September 6, 2024 (the “Closing Date”), the Acquired Fund will be closed to new and existing investors. Existing shareholders (including participants in 401(k) Plan) as of the Closing Date may continue to receive dividends and/or distributions in the form of additional shares of the Acquired Fund and shareholders of other funds of the Trust will not be permitted to exchange any of their shares for shares of the Acquired Fund.

Investing Through a Financial Intermediary

Placing Orders Through Your Intermediary

When you place orders through Schwab or other intermediary, you are not placing your orders directly with a Fund, and you must follow Schwab’s or the other intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the Funds on purchases, redemptions and exchanges of Fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, Fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the Funds. These additional fees will vary between intermediaries and may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The Funds are not responsible for the failure of your intermediary to carry out its responsibilities.

Only certain intermediaries are authorized to accept orders on behalf of a Fund. If your Fund shares are no longer held by an authorized intermediary, a Fund may impose restrictions on your ability to manage or maintain your shares. For example, you will not be able to place orders to purchase additional shares. To remove these restrictions, you may move your shares to Schwab or another intermediary that is authorized to accept Fund orders.

Buying, Selling and Exchanging Shares and Converting Shares Through an Intermediary

To purchase, redeem, exchange or convert shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares. You may not purchase, redeem, exchange or convert shares held in your intermediary account directly with a Fund.

When selling or exchanging shares, you should be aware of the following Fund policies:

•	For accounts held through a financial intermediary, each Fund typically expects to pay sale proceeds to the financial intermediary for payment to redeeming shareholders within two business days following receipt of a shareholder redemption order; however, each Fund may take up to seven days to pay sale proceeds.

•	Each fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the Fund’s assets, whichever is less. You may incur transaction expenses and taxable gains in converting these securities to cash. In addition, a redemption in liquid portfolio securities would be treated as a taxable event for you and may result in the recognition of gain or loss for federal income tax purposes.

•	Exchange orders are limited to other Schwab Funds® (that are not Sweep Investments®) and must meet the minimum investment and other requirements for the Fund and share class into which you are exchanging.

•	You should obtain and read the prospectus for the Fund into which you are exchanging prior to placing your order.

•	Conversion orders are limited to other shares classes of your Fund (that are not Sweep Investments® ), and must meet the minimum investment and other requirements for the share class into which you are exchanging.

Investing Directly with the Funds

Placing Direct Orders

Investors generally may not purchase shares directly from the Funds’ transfer agent, BNY Mellon Investment Servicing (US) Inc. The Funds reserve the right to accept direct purchases from certain eligible shareholders (Eligible Shareholders) and to suspend the privilege of directly purchasing additional shares of the Funds at any time.

Financial intermediaries and Eligible Shareholders may contact the transfer agent by telephone at 1-877-332-2371.

Share Price

The Funds are open for business each day that the NYSE is open except when the following federal holidays are observed: Columbus Day and Veterans Day. The Funds calculate their share prices each business day, as of the close of the NYSE (generally 4:00 p.m. Eastern time). A Fund’s share price is its net asset value per share, or NAV, which is the Fund’s net assets divided by the number of its shares outstanding. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, each Fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.

Acquired Fund

The Fund’s share price is its net asset value per share, or net asset value (NAV), which is the Fund’s net assets divided by the number of its shares outstanding. To calculate NAV, each share class uses the following equation: (Total Assets − Total Liabilities) ÷ Total Number of Shares Outstanding = NAV.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of the fund (generally 4:00 p.m. Eastern time) generally will receive the next business day’s dividend.

Orders to sell or exchange shares that are accepted and executed no later than the close of the fund on a given day generally will receive that day’s dividend.

In valuing its securities, the fund uses market quotes or official closing prices if they are readily available. In cases where market quotes are not readily available or the investment adviser deems them unreliable, the fund’s portfolio securities are valued based on fair values developed using methods approved by the fund’s Board of Trustees. The Board of Trustees has designated the investment adviser as the valuation designee (Valuation Designee) for the fund to perform the fair value determination relating to all fund investments.

When valuing fixed income securities with remaining maturities of more than 60 days, the fund uses the value of the security provided by pricing services. The pricing services may value fixed income securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.

Surviving Fund

The Fund’s share price is its net asset value per share, or NAV, which is the Fund’s net assets divided by the number of its shares outstanding. The Fund seeks to maintain a stable NAV of $1.00.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of a Fund (generally 4:00 p.m. Eastern time) generally will receive the next business day’s dividend.

The Fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Many money market funds use this method to calculate NAV.

Additional Policies Affecting Your Investment

Acquired Fund

The Fund reserves certain rights, including the following:

•	To materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.

•	To change or waive the fund’s investment minimums.

•	To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC, such as to facilitate an orderly liquidation of the fund.

•	To withdraw or suspend any part of the offering made by this prospectus.

•	To impose a liquidity fee (as discussed below).

Surviving Fund

The Fund reserves certain rights, including the following:

•	To involuntarily redeem your shares after providing 60 days’ written notice if you do not satisfy the eligibility requirements for a retail money market fund (i.e., you are not a natural person).

•	To deny purchase of Fund shares to investors who do not satisfy the eligibility requirements to invest in a retail money market fund (i.e., investor is not a natural person).

•	To temporarily reduce or suspend dividend payments in an effort to maintain the Fund’s stable $1.00 share price.

•	To materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.

•	To change or waive the Fund’s investment minimums.

•	To suspend the right to sell shares back to the Fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC, such as to facilitate an orderly liquidation of the Fund.

•	To withdraw or suspend any part of the offering made by this prospectus.

Investment Minimums

	Minimum Initial Investment	Minimum Additional Investments
Acquired Fund	$1,000,000	$1
Surviving Fund
Ultra Shares	$1,000,000	$1

These minimums may be waived for certain retirement Plan and plan participants, and for certain investment programs, or in a Fund’s sole discretion.

Options for Fund Distributions

Choose an option for Fund distributions. When placing orders through an intermediary, you will select from the options for fund distributions provided by your intermediary. You should consult with your financial intermediary to discuss available options.

Information on Liquidity Fees

With respect to the Acquired Fund, pursuant to Rule 2a-7 under the 1940 Act, the Board of Trustees (Board) or its delegate is permitted to impose a liquidity fee on redemptions from the fund (up to 2%) if the Board or its delegate determines that the fee is in the best interests of the fund. The Board has delegated the ability to determine whether a liquidity fee is in the best interests of the Acquired Fund to the investment adviser.

Liquidity fees are most likely to be imposed during times of extraordinary market stress. Additionally, the Board and the investment adviser generally expect that a liquidity fee would be imposed, if at all, after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed (generally, as of the beginning of the next business day following the announcement that the fund will impose a liquidity fee).

Liquidity fees would reduce the amount you receive upon redemption of your shares. The fund retains the liquidity fees for the benefit of remaining shareholders.

With respect to the Surviving Fund, as a government money market fund, the Surviving Fund is not required to impose a liquidity fee on fund redemptions. The Board has determined not to subject the Surviving Fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.

Payments by the Investment Adviser or its Affiliates

The investment adviser or its affiliates may make payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, insurance companies, retirement plan service providers and other financial intermediaries that perform shareholder, recordkeeping, sub-accounting and other administrative services in connection with investments in Fund shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the Funds may pay to those intermediaries. The investment adviser or its affiliates may also make payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries in connection with certain activities or services which may facilitate, directly or indirectly, investment in the Funds. These payments may relate to marketing and/or Fund promotion activities and presentations, educational training programs, conferences, the development and support of technology platforms and/or reporting systems, data analytics and support, or making shares of the Funds available to their customers. These payments, which may be significant, are paid by the investment adviser or its affiliates out of their own resources and not from the assets of the Funds.

Payments to a financial intermediary may create potential conflicts of interest between the intermediary and its clients as the payments may provide such intermediary with an incentive to favor sales of shares of the Funds over other investment options they make available to their customers.

Shareholder Servicing and Sweep Administration Plan

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Servicing Plan”) on behalf of the Surviving Fund. The Servicing Plan enables the Surviving Fund to bear expenses relating to the provision by financial intermediaries, including Schwab (together, “service providers”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the Funds.

Pursuant to the Servicing Plan, the Surviving Fund’s Ultra Shares are subject to an annual shareholder servicing fee up to 0.00%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the Surviving Fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the Funds), and the Surviving Fund will pay no more than the amount noted above, calculated based on the average annual daily net asset value of the Surviving Fund shares owned by shareholders holding shares through such service provider. Payments under the Servicing Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.

The Acquired Fund has not adopted a Servicing Plan.

Policy Regarding Short-Term or Excessive Trading

Each Fund’s Board has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Each Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of each Fund’s investments, and money market instruments in general, and each Fund’s intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund’s policies and procedures do provide the fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

Methods to Meet Redemptions

Under normal market conditions, each Fund expects to meet redemption orders by using holdings of cash/cash equivalents or by the sale of portfolio investments. In unusual or stressed market conditions or as CSIM determines appropriate, each Fund may borrow through the Fund’s bank lines of credit or through the Fund’s interfund lending facility to meet redemption requests. Each Fund may also utilize its custodian overdraft facility to meet redemptions, if necessary. Each Fund also reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the Fund’s assets, whichever is less. You may be subject to market risk and you may incur transaction expenses and taxable gains in converting the securities to cash. In addition, a redemption in liquid portfolio securities would be treated as a taxable event for you and may result in the recognition of gain or loss for federal income tax purposes.

Large Shareholder Redemptions

Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of each Fund’s shares. Redemptions by these shareholders of their holdings in the Fund or large redemptions by several shareholders may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage costs and accelerate the realization of taxable income if sales of securities result in capital gains or other income (which particularly would impact shareholders who do not hold their fund shares in an IRA, 401(k) plan or other tax-advantaged investment plan).

Customer Identification and Verification and Anti-Money Laundering Program

Customer identification and verification is part of each Fund’s overall obligation to deter money laundering under federal law. Each Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.

Your financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial intermediary is required to collect documents that will be used solely to establish and verify your identity.

Each Fund reserves the right to close and/or liquidate your account at the then-current day’s price if the Fund or your financial intermediary is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Distributions and Taxes

Acquired Fund

Any investment in the Fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Please see the SAI for additional information. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in the Fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

As a shareholder, you are entitled to your share of the dividends the Fund distributes. The Fund distributes to its shareholders substantially all of its net investment income. The Fund declares a dividend every business day, based on its determination of its net investment income. The Fund pays its dividends on the 15th of each month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. To receive a dividend distribution, you must be a registered shareholder on the date that dividends are declared. Dividend distributions are paid to shareholders on the payable date. The Fund expects to pay any capital gains distributions in December of every year to all shareholders of record.

Unless you are investing through an IRA, 401(k) or other tax-advantaged account, your Fund distributions generally have tax consequences. Distributions of the Fund’s net investment income and short-term capital gains generally are taxable as ordinary income. Other capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the Fund.

The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of Rule 2a-7; however, such repurchase agreements are generally not expected to be considered as obligations of the United States for purposes of the state income tax exemption applicable to interest paid on obligations of the United States. Accordingly, income distributed by the Fund that is derived from repurchase agreements with the Federal Reserve Bank of New York is expected to be subject to state income tax.

The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20% depending on whether the individual’s income exceeds certain threshold amounts. Because the Fund’s income is expected to consist of interest rather than dividends, it is anticipated that no portion of its distributions will generally be eligible for the lower individual tax rates applicable to qualified dividend income. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

Generally, any sale or exchange of your shares is a taxable event. Because the Fund does not maintain a stable share price, a sale of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), the gain or loss generally will be treated as short-term if you held your shares for one year or less, long-term if you held the shares longer. The maximum individual rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gains distributions received (or deemed received) by you with respect to the shares.

If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S.

individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

The Fund may be required to withhold U.S. federal income tax on all distributions payable to shareholders if they fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% (unless a lower treaty rate applies) on amounts treated as ordinary dividends from the Fund, as discussed in more detail in the SAI. Furthermore, the Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gains or increase the amount of any capital loss you will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

At the beginning of every year, the Fund provides shareholders with information detailing the tax status of any dividend the Fund declared during the previous calendar year. Schwab customers also receive information on dividends and transactions in their monthly account statements.

Surviving Fund

Any investment in the Fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Please see the SAI for additional information. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in the Fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

As a shareholder, you are entitled to your share of the dividends the Fund distributes. The Fund distributes to its shareholders substantially all of its net investment income. Each Fund declares a dividend every business day, based on its determination of its net investment income. The Fund pays its dividends on the 15th of each month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. Although the Fund does not typically intend to distribute any capital gains, it cannot be guaranteed by the Fund that it will not make any capital gains distributions for any given year.

Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, Fund dividends generally have tax consequences. Distributions of the Fund’s net investment income generally are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your Fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the Fund seeks to maintain a stable $1.00 share price.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

The Fund may be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders if they fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% (unless a lower treaty rate applies) on amounts treated as taxable ordinary dividends from the Fund, as discussed in more detail in the SAI. Furthermore, the Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Fund to determine whether withholding is required.

A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gains or increase the amount of any capital loss you will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

At the beginning of every year, the Fund provides shareholders with information detailing the tax status of any dividend the Fund declared during the previous calendar year. Schwab customers also receive information on dividends and transactions in their monthly account statements.

Additional information about distribution arrangements of the Funds is contained in the Funds’ SAI. A free copy of the SAI is available upon request as described on page 2 of this Prospectus/Information Statement.

V. FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of each Fund and/or its respective share class for the past five years or, if shorter, for its period of operations. Certain information reflects financial results for a single Fund share. “Total return” shows the percentage that an investor in a Fund would have earned or lost during a given period, assuming all distributions were reinvested. The information for the fiscal year ended December 31, 2019 has been audited by the Fund’s prior independent registered public accounting firm. The information for the fiscal years/period ended December 31, 2020 through December 31, 2023 has been audited by Deloitte & Touche LLP (Deloitte), whose full report, along with the Funds’ financial statements, is included in each Fund's annual report for the fiscal year ended December 31, 2023. A free copy of each Fund's annual or semi-annual report is available upon request as described on page 2 of this Prospectus/Information Statement.

Schwab Variable Share Price Money Fund

Ultra Shares	1/1/23- 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$ 1.0003	$ 1.0003	$ 1.0003	$ 1.0004	$ 1.0002
Income (loss) from investment operations:
Net investment income (loss)(1)	0.0506	0.0204	0.0003	0.0057	0.0217
Net realized and unrealized gains (losses)	0.0001	(0.0038) (2)	(0.0000)(3)	(0.0008)	0.0005
Total from investment operations	0.0507	0.0166	0.0003	0.0049	0.0222
Less distributions:
Distributions from net investment income	(0.0505)	(0.0166)	(0.0003)	(0.0050)	(0.0220)
Distributions from net realized gains	–	–	–	–	(0.0000)(3)
Total distributions	(0.0505)	(0.0166)	(0.0003)	(0.0050)	(0.0220)
Net asset value at end of period	$ 1.0005	$ 1.0003	$ 1.0003	$ 1.0003	$ 1.0004
Total return	5.20%	1.64%	0.03%	0.49%	2.24%

Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.18%(4)(5)	0.11% (5)	0.18% (5)	0.19%
Gross operating expenses	0.20%	0.21%(4)	0.21%	0.31%	0.34%
Net investment income (loss)	5.06%	2.04%	0.03%	0.57%	2.17%
Net assets, end of period (x 1,000,000)	$ 5,763	$ 4,878	$ 2,693	$ 3,414	$ 5,388

(1)	Calculated based on the average shares outstanding during the period.
(2)	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
(3)	Per share amount was less than $0.00005.
(4)	Ratio includes less than 0.005% of non-routine proxy expenses.
(5)	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.

Schwab Government Money Fund

Ultra Shares	1/1/23- 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20(1)– 12/31/20
Per-Share Data
Net asset value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income (loss)(2)	0.05	0.01	0.00(3)	0.00(3)
Net realized and unrealized gains (losses)	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Total from investment operations	0.05	0.01	0.00(3)	0.00(3)
Less distributions:
Distributions from net investment income	(0.05)	(0.01)	(0.00)(3)(4)	(0.00)(3)
Distributions from net realized gains	(0.00)(3)	(0.00)(3)	(0.00)(3)	(0.00)(3)
Total distributions	(0.05)	(0.01)	(0.00)(3)	(0.00)(3)
Net asset value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.97%	1.48%	0.02%(4)	0.00%(5)(6)

Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.18%(7)(8)	0.06%(8)	0.13%(8)(9)
Gross operating expenses	0.20%	0.20%(7)	0.20%	0.20%(9)
Net investment income (loss)	4.92%	1.76%	0.03%	0.01%(9)
Net assets, end of period (x 1,000,000)	$16,202	$ 8,636	$ 4,726	$ 1,647

(1)	Commencement of operations.
(2)	Calculated based on the average shares outstanding during the period.
(3)	Per-share amount was less than $0.005.
(4)	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
(5)	Not annualized.
(6)	Percentage was less than 0.005%.
(7)	Ratio includes less than 0.005% of non-routine proxy expenses.
(8)	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
(9)	Annualized.

VI. INFORMATION AVAILABLE THROUGH THE SEC

This Prospectus/Information Statement and the related Statement of Additional Information do not contain all the information set forth in the registration statements, the exhibits relating thereto, and the annual and semiannual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the Trust’s registration statement, which contains each Fund’s statutory prospectus and related SAI, is 811-05954.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements, and other information filed by the Funds (including the Registration Statement relating to the Funds on Form N-14 of which this Prospectus/Information Statement is a part) are available from the EDGAR Database on the SEC’s website (www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov.

APPENDIX – FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 6th day of June, 2024, by and between The Charles Schwab Family of Funds, a Massachusetts business trust (the “Trust”), on behalf of its Schwab Variable Share Price Money Fund (the “Acquired Fund”), and the Trust, on behalf of its Schwab Government Money Fund (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”). Charles Schwab Investment Management, Inc. (“CSIM”) joins this Agreement solely for purposes of Section 15(b). Except for the Acquired Fund and Surviving Fund, no other series of the Trust are parties to this Agreement. The Trust has its principal place of business at 211 Main Street, San Francisco, CA, 94105.

WHEREAS, the Trust was established on October 20, 1989 under the laws of the Commonwealth of Massachusetts as a business trust under a Declaration of Trust, as amended and restated from time to time, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Fund and the Surviving Fund are each a separate investment series of the Trust and the Acquired Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, each of the Acquired Fund and the Surviving Fund is authorized to issue its shares of beneficial interest;

WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds’ respective existing shareholders will not be diluted as a result.

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund and Ultra Shares of the Surviving Fund (“Surviving Fund Shares”) followed by the distribution, at the Closing Date (as defined in Section 14 of this Agreement), of such Surviving Fund Shares to the holders of shares of the Acquired Fund (“Acquired Fund Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund. The parties hereto hereby covenant and agree as follows:

1.      Plan of Reorganization. At the Closing Date, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 6 of this Agreement) (the “Statement of Assets and Liabilities”), to the Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired Fund a number of Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing Date. Shareholders of record of the Acquired Fund at the Closing Date shall be credited with full and fractional shares of the Surviving Fund. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Surviving Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund. The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”

2.      Transfer of Assets.

(a)      The assets of the Acquired Fund to be acquired by the Surviving Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.

(b)      The Surviving Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Surviving Fund’s investment objectives, policies, and restrictions. The Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Fund with a list of its portfolio securities and other investments. In the event that the Acquired Fund holds any investments that the Surviving Fund may not hold, the Acquired Fund, if requested by the Surviving Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Acquired Fund and the Surviving Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Fund with respect to such investments, the Acquired Fund, if requested by the Surviving Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization.

(c)      The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Fund at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s assets are deposited, the Acquired Fund’s assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d)      The Acquired Fund shall direct BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding shares owned by each shareholder immediately prior to the Closing Date. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited at the Closing Date to the Secretary of the Acquired Fund, or provide evidence that the Surviving Fund Shares have been credited to the Acquired Fund’s account on the books of the Surviving Fund. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.      Calculations.

(a)      The number of full and fractional shares of the Surviving Fund to be issued in exchange for the Acquired Fund’s assets pursuant to Section 1 hereof shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund by the net asset value per share of the Surviving Fund at the Valuation Time, determined in accordance with Section 3(b). Shareholders of record of the Acquired Fund at the Closing Date shall be credited with full and fractional shares of the Surviving Fund.

(b)      The net asset value per share of the Surviving Fund Shares shall be the net asset value per share computed as of the time at which the Surviving Fund’s net asset value is calculated at the Valuation Time, in accordance with the valuation and Rule 2a-7 policies and procedures each as adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933 (the “1933 Act”).

4.      Final Distribution. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), realized net capital gain and net tax-exempt interest income for all taxable years ending prior to or on the Closing Date.

5.      Valuation of Assets.

(a)      The value of the assets of the Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund’s net asset value is calculated at the Valuation Time. The net asset value of the assets of the Acquired Fund to be transferred to the Surviving Fund shall be computed by the Acquired Fund. In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security shall be priced in accordance with the valuation and Rule 2a-7 policies and procedures each as adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the 1933 Act. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquired Fund, provided that such determination shall be subject to the approval of the Surviving Fund. The Acquired Fund currently values its investment holdings on the basis of the market values of its investments and rounds its net asset value per share to the fourth decimal place. The Acquired Fund and the Surviving Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

(b)      Any provision in this Agreement to the contrary notwithstanding, if the difference between (i) the net asset value per share of the Surviving Fund computed using available market quotations and (ii) the amortized cost price per share of the Surviving Fund equals or exceeds $0.0025 at the Valuation Time, then the Closing Date shall be postponed until such time as the per share difference is less than $0.0025.

6.      Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on September 6, 2024, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Funds (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

7.      Liquidation of the Acquired Fund and Cancellation of Shares. At the Closing Date, the Acquired Fund will liquidate and the Surviving Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of the Acquired Fund that represents the respective number of Surviving Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares. The Acquired Fund’s transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

8.      Representations and Warranties of the Surviving Fund. The Surviving Fund represents and warrants to the Acquired Fund as follows:

(a)      The Surviving Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b)      The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c)      The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The shares of the Surviving Fund have been duly established and represent a fractional undivided interest in the Surviving Fund. The issued and outstanding shares of the Surviving Fund are duly authorized, validly issued, fully paid and nonassessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares or equity interests of the Surviving Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Fund. The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and nonassessable.

(d)      The execution, delivery and performance of this Agreement by the Trust, on behalf of the Surviving Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Surviving Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Surviving Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Surviving Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Surviving Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e)      The audited financial statements of the Surviving Fund as of December 31, 2023 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein.

(f)      Since December 31, 2023, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this paragraph (f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.

(g)      The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h)      Except as otherwise disclosed in writing and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i)      Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Surviving Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Fund.

(j)      As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including extensions) shall have been filed and are or will be correct in all material respects, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(k)      For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected (or will elect) to be treated as such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code. The Surviving Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l)      The Surviving Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m)      The information statement and prospectus and statement of additional information (collectively, the “ Prospectus/Information Statement”) to be included in the Surviving Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Fund makes no representations or warranties as to the information contained in the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund and furnished by the Acquired Fund to the Surviving Fund specifically for use in connection with the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9.      Representations and Warranties of the Acquired Fund. The Acquired Fund represents and warrants to the Surviving Fund as follows:

(a)      The Acquired Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b)      The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)      The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The shares of the Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund. The issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.

(d)      The audited financial statements of the Acquired Fund as of December 31, 2023 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(e)      Since December 31, 2023, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(f)      The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund pursuant to Section 1. Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund.

(g)      The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Surviving Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h)      The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i)      Except as otherwise disclosed in writing and accepted by the Surviving Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j)      Except for contracts and agreements disclosed to the Surviving Fund, under which no default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.

(k)      As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed and are or will be correct in all material respects, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l)      For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected (or will elect) to be treated as such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code. The Acquired Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code for its taxable year ending on the Closing Date.

(m)      The Prospectus/Information Statement to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Fund and furnished by the Surviving Fund to the Acquired Fund specifically for use in connection with the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

10.      Covenants of the Surviving Fund and the Acquired Fund.

(a)      The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b)      The Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

(c)      Subject to the provisions of this Agreement, the Surviving Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(d)      As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, if any, that will be carried over by the Surviving Fund as a result of section 381 of the Code, and certified by the Acquired Fund’s President, Vice President or Treasurer.

(e)      On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), realized net capital gain and net tax-exempt interest income for all taxable years ending prior to or on the Closing Date.

11.      Conditions Precedent to Obligations of the Surviving Fund. The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)      All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)      The Surviving Fund shall have received an opinion of Dechert LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Fund, covering the following points:

(i)      The Acquired Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)      The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii)      This Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution, and delivery of this Agreement by the Surviving Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)      The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Declaration of Trust or by-laws of the Acquired Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Fund is a party or by which any properties belonging to the Acquired Fund may be bound.

(v)      To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement.

(vi)      To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its respective properties or assets and the Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)      Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund’s registration statement, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable (except that shareholders of the Acquired Fund may under certain circumstances be held personally liable for its obligations).

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)      The Acquired Fund shall have delivered to the Surviving Fund at the Closing Date the Acquired Fund’s Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Fund as to the aggregate asset value of the Acquired Fund’s portfolio securities.

(d)      On the Closing Date, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied.

12.      Conditions Precedent to Obligations of the Acquired Fund. The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a)      All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of Surviving Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)      On the Closing Date, the Surviving Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Fund prior to or at the Closing Date and the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of the Surviving Fund that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

13.      Further Conditions Precedent to Obligations of the Acquired Fund and the Surviving Fund. If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)      The Trust’s Board of Trustees, on behalf of each of the Acquired Fund and Surviving Fund, shall have approved this Agreement.

(b)      On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c)      All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(d)      The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e)      The Funds shall have received an opinion of Dechert LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:

(i)      The transfer by the Acquired Fund of all of its assets to the Surviving Fund in exchange solely for the Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund followed by the distribution of the Surviving Fund Shares to the shareholders of the Acquired Fund in exchange for their Acquired Fund Shares in complete liquidation and termination of the Acquired Fund will constitute a tax-free reorganization within the meaning of section 368(a) of the Code.

(ii)      No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund in exchange solely for the Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund.

(iii)      No gain or loss will be recognized by the Acquired Fund upon the distribution of Surviving Fund Shares to the shareholders of the Acquired Fund.

(iv)      No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of the liabilities of the Acquired Fund.

(v)      The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

(vi)      The holding periods of the assets of the Acquired Fund received by the Surviving Fund will include the respective periods during which such assets were held by the Acquired Fund (except where investment activities of the Surviving Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii)      No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund Shares (including fractional shares to which they may be entitled).

(viii)      The aggregate tax basis of Surviving Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

(ix)      The holding period of the Surviving Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which such shareholder may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

No opinion will be expressed as to the federal income tax consequences of the Reorganization except as expressly set forth above, or as to any transaction except those consummated in accordance with the Agreement. Without limiting the foregoing, no opinion will be expressed as to the effect of the Reorganization on the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Dechert LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 13(e).

14.      Closing Date of the Reorganization. The exchange of the Acquired Fund’s assets for the Surviving Fund Shares shall be effective as of close of business on September 6, 2024, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

15.      Termination.

(a)      This Agreement may be terminated by the mutual agreement of the Surviving Fund and the Acquired Fund. In addition, either the Surviving Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:

(i)      because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii)      because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met; or

(iii)      by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of the Acquired Fund’s or Surviving Fund’s shareholders.

(b)      In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Fund, the Surviving Fund, the Trust, or their Trustees or officers, to the other party. In such event, CSIM shall bear the expenses incurred by the Acquired Fund and the Surviving Fund incidental to the preparation and carrying out of this Agreement as provided in Section 19.

16.      Amendment. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund shares to be issued to the Acquired Fund shareholders under the Plan to the detriment of such Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of the Acquired Fund and the Surviving Fund.

17.      Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

18.      Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Fund: Omar Aguilar The Charles Schwab Family of Funds 211 Main Street San Francisco CA, 94105 with a copy to: Douglas Dick, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006	Surviving Fund: Omar Aguilar The Charles Schwab Family of Funds 211 Main Street San Francisco CA, 94105 with a copy to: Douglas Dick, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006

19.      Fees and Expenses.

(a)      Each of the Surviving Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b)      Except as otherwise provided for herein, all expenses that are solely and directly related to the reorganization contemplated by this Agreement will be borne and paid by CSIM.

20.      Headings, Counterparts, Assignment.

(a)      The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b)      This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c)      This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d)      The Surviving Fund and Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e)      A copy of the Trust’s Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of such Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Surviving Fund and the Acquired Fund are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Surviving Fund and the Acquired Fund.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

THE CHARLES SCHWAB FAMILY OF FUNDS, ON BEHALF OF ITS SERIES, SCHWAB VARIABLE SHARE PRICE MONEY FUND

By:
Name: Omar Aguilar
Title: President, Chief Executive Officer and Chief Investment Officer

THE CHARLES SCHWAB FAMILY OF FUNDS, ON BEHALF OF ITS SERIES, SCHWAB GOVERNMENT MONEY FUND

By:
Name: Omar Aguilar
Title: President, Chief Executive Officer and Chief Investment Officer

SOLELY FOR PURPOSES OF SECTION 15(b), CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

By:
Name: Mark D. Fischer
Title: Chief Operating Officer

THE CHARLES SCHWAB FAMILY OF FUNDS
211 Main Street

San Francisco, CA 94105

800-648-5300

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets and Liabilities of:

SCHWAB VARIABLE SHARE PRICE MONEY FUND

- ULTRA SHARES

a series of

The Charles Schwab Family of Funds

211 Main Street

San Francisco, CA 94105

By and in Exchange for Shares of

SCHWAB GOVERNMENT MONEY FUND

– ULTRA SHARES

a series of

The Charles Schwab Family of Funds

211 Main Street

San Francisco, CA 94105

July 23, 2024

This Statement of Additional Information (the “SAI”), which is not a prospectus, relating specifically to the proposed transfer of assets and liabilities of the Schwab Variable Share Price Money Fund (the “Acquired Fund”), a series The Charles Schwab Family of Funds (the “Trust”) to the Schwab Government Money Fund – Ultra Shares, also a series of the Trust (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”) (the “Reorganization”), should be read in conjunction with the Prospectus/Information Statement dated July 23, 2024 relating specifically to the Reorganization (the “Prospectus/Information Statement”). Copies of the Prospectus/Information Statement may be obtained at no charge by calling The Charles Schwab Family of Funds at (800) 648-5300.

This SAI, relating specifically to the Reorganization, consists of this cover page and the following described documents, each of which is incorporated by reference herein:

1.      The Statement of Additional Information of the Trust relating to the Acquired Fund dated April 2, 2024, as supplemented.

2.      The Statement of Additional Information of the Trust relating to the Surviving Fund dated April 2, 2024, as supplemented.

3.      The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund included in the Acquired Fund’s Annual Report for the period ended December 31, 2023 (the “Acquired Fund Annual Report”). No other parts of the Acquired Fund’s Annual Report are incorporated herein by reference.

4.      The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Surviving Fund’s Annual Report for the period ended December 31, 2023 (the “Surviving Fund Annual Report”). No other parts of the Surviving Fund Annual Report are incorporated herein by reference.

TABLE OF CONTENTS

A.	General Information	3
B.	Additional Information About the Acquired Fund and the Surviving Fund	3
C.	Supplemental Financial Information	3
D.	Miscellaneous	3

2

A.      General Information

The Board of Trustees of the Acquired Fund has approved an Agreement and Plan of Reorganization for the Acquired Fund (the “Plan”) which contemplates the transfer of substantially all the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund.

After the transfer of substantially all its assets and liabilities in exchange for shares of the Surviving Fund, the Acquired Fund will distribute the Surviving Fund shares to its shareholders in liquidation of the Acquired Fund. Each shareholder owning shares of the Acquired Fund at the closing of the Reorganization will receive shares of the Surviving Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former beneficial or record shareholder of the Acquired Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquired Fund for each shareholder. In connection with the Reorganization, all outstanding shares of the Acquired Fund will be cancelled, and the Acquired Fund will wind up its affairs and be terminated. For further information about the Reorganization, see the Prospectus/Information Statement.

B.      Additional Information about the Acquired Fund and the Surviving Fund

This SAI incorporates by reference the Statement of Additional Information of the Trust relating to the Acquired Fund dated April 2, 2024, as supplemented and the Statement of Additional Information of the Trust relating to the Surviving Fund dated April 2, 2024, as supplemented.

C.    Supplemental Financial Information

A table showing the fees of the Acquired Fund and the Surviving Fund, and the fees and expenses of the Combined Surviving Fund on a pro forma basis after giving effect to the Reorganization, is included in the “Comparison of Fees and Expenses” section of the Prospectus/Information Statement.

The Surviving Fund shall be the accounting and performance survivor in the Reorganization.

The investment adviser currently anticipates that there will be a need for portfolio realignment in connection with the Reorganization due to a difference in investment strategy of the Surviving Fund compared to the Acquired Fund. The Surviving Fund operates as a government money market fund under the regulations governing money market funds and invests at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities. Based on Acquired Fund holdings as of December 31, 2023, it is anticipated that approximately 58% of the Acquired Fund’s holdings will mature prior to the Reorganization and approximately 1% of the Acquired Fund’s holdings will be sold prior to the Reorganization. These securities do not qualify as investments for the Surviving Fund because they are not U.S. government securities.

The proceeds of the Acquired Fund’s holdings which will mature prior to the Reorganization and the proceeds of the sales made by the Acquired Fund prior to the Reorganization will be invested in accordance with the Surviving Fund’s principal investment strategies.

A schedule of investments of the Acquired Fund as of December 31, 2023 is included below and is annotated to reflect the anticipated maturing and sale of a portion of the Acquired Fund’s portfolio holdings in connection with the Reorganization. Notwithstanding the foregoing, changes may be made to the Acquired Fund’s portfolio in advance of the Reorganization and/or to the Surviving Fund’s portfolio following the Reorganization.

Schwab Variable Share Price Money Fund

Portfolio Holdings as of December 31, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CERTIFICATES OF DEPOSIT 21.8% OF NET ASSETS
BANK OF AMERICA NA
	(f)	5.90%		04/17/24	23,000,000	23,018,122
	(f)	5.75%		05/06/24	10,000,000	10,007,681
	(f)	5.72%		07/22/24	5,000,000	5,010,519
	(f)	5.80%		08/09/24	25,000,000	25,072,667
	(f)	6.00%		08/16/24	1,000,000	1,003,802
	(e)	6.00%		09/23/24	2,000,000	2,009,901
	(e)	6.00%		10/01/24	3,000,000	3,015,656
BANK OF MONTREAL (CHICAGO BRANCH)
	(f)	5.75%		05/06/24	3,000,000	3,002,781
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
	(f)	6.05%		06/28/24	5,000,000	5,012,108
	(f)	5.93%		07/19/24	10,000,000	10,027,655
	(f)	5.55%		09/05/24	10,000,000	10,016,016
	(e)	5.60%		09/11/24	5,000,000	5,010,373
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(SOFR + 0.49%)	(a)(f)	5.89%	01/02/24	05/01/24	15,000,000	15,007,737
BARCLAYS BANK PLC (NEW YORK BRANCH)
	(f)	5.85%		03/04/24	50,000,000	50,021,499
	(f)	5.57%		06/20/24	5,000,000	5,002,179
(SOFR + 0.32%)	(a)(f)	5.71%	01/02/24	06/20/24	5,000,000	5,000,068
BNP PARIBAS (NEW YORK BRANCH)
	(f)	5.77%		02/15/24	10,000,000	10,003,668
	(f)	5.87%		05/06/24	29,000,000	29,037,450
	(f)	5.75%		05/10/24	1,000,000	1,000,988
	(f)	5.70%		05/14/24	19,000,000	19,016,720
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
	(f)	5.78%		02/16/24	5,000,000	5,001,539
	(f)	5.61%		06/03/24	30,000,000	30,025,201
CITIBANK NA
	(f)	5.75%		01/02/24	25,000,000	25,000,743
	(f)	5.77%		01/03/24	20,000,000	20,000,795
	(f)	5.76%		02/01/24	11,000,000	11,002,404
	(f)	5.80%		02/27/24	14,000,000	14,004,374
(SOFR + 0.50%)	(a)(f)	5.89%	01/02/24	05/09/24	20,000,000	20,017,546
COOPERATIEVE RABOBANK UA (LONDON BRANCH)
	(f)	5.84%		04/12/24	50,000,000	50,050,388
	(f)	5.60%		06/04/24	25,000,000	25,018,410
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
	(f)	5.74%		02/20/24	10,000,000	10,004,206
(SOFR + 0.37%)	(a)(f)	5.77%	01/02/24	03/18/24	6,000,000	6,003,621
	(f)	5.67%		05/22/24	20,000,000	20,015,761
	(f)	5.87%		06/20/24	2,000,000	2,004,397
	(f)	5.70%		07/22/24	5,000,000	5,008,886
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)
	(f)	5.74%		02/02/24	13,000,000	13,004,344
	(f)	5.53%		03/12/24	6,000,000	6,001,695
	(f)	5.44%		03/26/24	6,000,000	6,000,268

HSBC BANK USA NA (NEW YORK BRANCH)
	(f)	5.53%		03/04/24	4,000,000	4,000,587
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)
	(f)	5.32%		01/04/24	11,000,000	10,999,970
	(f)	5.33%		01/05/24	5,000,000	5,000,030
MITSUBISHI UFJ TRUST AND BANKING CORP (LONDON BRANCH)
	(f)	5.87%		02/08/24	1,000,000	1,000,235
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.44%)	(a)(f)	5.83%	01/02/24	01/17/24	5,000,000	5,000,857
(SOFR + 0.43%)	(a)(f)	5.83%	01/02/24	01/22/24	7,000,000	7,001,443
(SOFR + 0.41%)	(a)(f)	5.81%	01/02/24	02/01/24	12,000,000	12,003,117
(SOFR + 0.42%)	(a)(f)	5.82%	01/02/24	02/01/24	3,000,000	3,000,807
(SOFR + 0.41%)	(a)(f)	5.81%	01/02/24	02/09/24	3,000,000	3,000,967
(SOFR + 0.41%)	(a)(f)	5.81%	01/02/24	02/26/24	6,000,000	6,002,561
(SOFR + 0.39%)	(a)(f)	5.79%	01/02/24	03/04/24	3,000,000	3,001,328
(SOFR + 0.40%)	(a)(f)	5.80%	01/02/24	03/20/24	22,000,000	22,012,733
	(f)	5.82%		04/15/24	1,000,000	1,000,818
MIZUHO BANK LTD (NEW YORK BRANCH)
(SOFR + 0.43%)	(a)(f)	5.82%	01/02/24	02/02/24	32,000,000	32,009,859
	(f)	5.85%		05/07/24	11,000,000	11,011,478
	(f)	5.73%		05/15/24	24,000,000	24,018,070
	(f)	5.71%		05/17/24	1,000,000	1,000,705
MUFG BANK LTD (LONDON BRANCH)
	(f)	5.82%		02/12/24	5,000,000	5,000,769
	(f)	5.60%		03/15/24	8,000,000	7,999,753
MUFG BANK LTD (NEW YORK BRANCH)
(SOFR + 0.43%)	(a)(f)	5.82%	01/02/24	01/24/24	1,000,000	1,000,220
	(f)	5.78%		02/13/24	15,000,000	15,004,429
	(f)	5.78%		02/22/24	15,000,000	15,004,641
(SOFR + 0.39%)	(a)(f)	5.78%	01/02/24	02/29/24	11,000,000	11,003,971
(SOFR + 0.39%)	(a)(f)	5.78%	01/02/24	03/04/24	4,000,000	4,001,514
	(f)	5.81%		03/14/24	4,000,000	4,001,924
	(f)	5.84%		04/09/24	1,000,000	1,000,736
	(f)	5.84%		04/18/24	3,000,000	3,002,554
	(f)	5.85%		04/23/24	1,500,000	1,500,828
	(f)	5.85%		04/30/24	32,000,000	32,032,010
	(f)	5.78%		05/07/24	4,000,000	4,003,196
	(f)	5.72%		05/20/24	2,000,000	2,001,245
	(f)	5.71%		05/21/24	2,000,000	2,001,172
	(f)	5.71%		05/24/24	16,000,000	16,009,475
	(f)	5.70%		05/29/24	16,500,000	16,505,616
NORDEA BANK ABP (NEW YORK BRANCH)
	(f)	5.74%		02/14/24	5,000,000	5,001,586
(SOFR + 0.37%)	(a)(f)	5.77%	01/02/24	03/04/24	6,000,000	6,002,731
OVERSEA CHINESE BANKING CORPORATION LTD (NEW
YORK BRANCH)
(SOFR + 0.35%)	(a)(f)	5.74%	01/02/24	03/06/24	2,000,000	2,000,770
(SOFR + 0.35%)	(a)(f)	5.74%	01/02/24	03/12/24	11,000,000	11,004,179
(SOFR + 0.36%)	(a)(f)	5.75%	01/02/24	04/26/24	2,000,000	2,000,964
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(SOFR + 0.51%)	(a)(f)	5.91%	01/02/24	04/24/24	20,000,000	20,018,521
	(f)	5.72%		08/16/24	45,000,000	45,114,277
	(e)	6.00%		10/17/24	20,000,000	20,116,104
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.47%)	(a)(f)	5.87%	01/02/24	01/17/24	13,000,000	13,002,387
(SOFR + 0.44%)	(a)(f)	5.84%	01/02/24	01/31/24	10,000,000	10,002,763
(SOFR + 0.42%)	(a)(f)	5.82%	01/02/24	02/08/24	49,000,000	49,015,616
(SOFR + 0.39%)	(a)(f)	5.79%	01/02/24	04/01/24	24,000,000	24,015,016
	(f)	5.82%		04/12/24	2,000,000	2,001,817
	(f)	5.85%		04/19/24	1,500,000	1,501,617
	(f)	5.78%		05/06/24	3,000,000	3,003,406
	(f)	5.68%		05/28/24	6,000,000	6,007,367
(SOFR + 0.30%)	(a)(f)	5.70%	01/02/24	06/11/24	4,000,000	4,000,609

SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)
	(f)	5.69%		02/26/24	5,000,000	5,001,091
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(SOFR + 0.40%)	(a)(f)	5.80%	01/02/24	02/21/24	12,000,000	12,005,113
	(f)	5.62%		02/29/24	13,000,000	13,002,745
	(f)	5.62%		03/01/24	5,000,000	5,001,059
	(f)	5.53%		03/19/24	6,000,000	6,000,879
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(SOFR + 0.34%)	(a)(f)	5.73%	01/02/24	02/22/24	5,000,000	5,001,657
(SOFR + 0.34%)	(a)(f)	5.73%	01/02/24	02/29/24	4,000,000	4,001,504
TORONTO-DOMINION BANK (NEW YORK BRANCH)
	(f)	5.86%		03/22/24	25,000,000	25,011,404
	(f)	5.96%		04/08/24	1,000,000	1,000,819
	(f)	5.90%		04/29/24	22,000,000	22,020,328
(EFFR + 0.50%)	(a)(f)	5.83%	01/02/24	05/21/24	5,000,000	5,005,779
(EFFR + 0.50%)	(a)(f)	5.83%	01/02/24	05/22/24	6,000,000	6,006,987
	(f)	5.85%		07/12/24	5,000,000	5,012,019
	(f)	5.92%		07/26/24	1,000,000	1,003,131
(SOFR + 0.60%)	(a)(f)	5.99%	01/02/24	07/31/24	8,000,000	8,013,776
	(f)	6.00%		08/21/24	5,000,000	5,018,894
	(e)	6.00%		10/17/24	15,000,000	15,082,294
TRUIST BANK
	(f)	5.63%		01/02/24	2,000,000	2,000,051
	(f)	5.32%		01/03/24	10,500,000	10,499,996
	(f)	5.32%		01/04/24	21,000,000	20,999,988
	(f)	5.61%		03/04/24	5,000,000	5,001,479
UBS AG (STAMFORD BRANCH)
	(f)	5.80%		04/04/24	5,000,000	5,003,505
WELLS FARGO BANK NA
(SOFR + 0.36%)	(a)(f)	5.76%	01/02/24	03/04/24	15,000,000	15,007,089
(SOFR + 0.50%)	(a)(f)	5.90%	01/02/24	05/14/24	5,000,000	5,004,828
(SOFR + 0.52%)	(a)(f)	5.92%	01/02/24	06/03/24	10,000,000	10,011,129
(SOFR + 0.52%)	(a)(f)	5.92%	01/02/24	06/04/24	10,000,000	10,011,199
(SOFR + 0.52%)	(a)(f)	5.92%	01/02/24	06/05/24	10,000,000	10,011,283
Total Certificates Of Deposit
(Cost $1,255,991,422)						1,257,151,542

ASSET-BACKED COMMERCIAL PAPER 7.5% OF NET ASSETS
ATLANTIC ASSET SECURITIZATION LLC
	(b)(c)(f)	5.31%		01/02/24	1,000,000	999,408
BARTON CAPITAL SA
	(b)(c)(f)	5.32%		01/02/24	2,000,000	1,998,816
	(b)(c)(f)	5.59%		03/11/24	25,000,000	24,724,830
BEDFORD ROW FUNDING CORP
	(b)(c)(f)	5.77%		02/05/24	10,000,000	9,943,222
(SOFR + 0.38%)	(a)(b)(c)(f)	5.78%	01/02/24	02/14/24	14,000,000	14,004,201
(SOFR + 0.40%)	(a)(b)(c)(f)	5.80%	01/02/24	03/01/24	4,000,000	4,001,745
	(b)(c)(f)	5.62%		04/01/24	20,000,000	19,716,618
(SOFR + 0.48%)	(a)(b)(c)(f)	5.88%	01/02/24	05/02/24	3,000,000	3,002,234
	(b)(c)(f)	5.67%		05/20/24	3,000,000	2,936,751
BENNINGTON STARK CAPITAL COMPANY LLC
	(b)(c)(f)	5.61%		03/08/24	5,000,000	4,947,257
CABOT TRAIL FUNDING LLC
	(b)(c)(f)	5.57%		06/10/24	28,000,000	27,321,413
CAFCO LLC
	(b)(c)(f)	5.58%		04/19/24	2,000,000	1,966,500

CHARIOT FUNDING LLC
(SOFR + 0.40%)	(a)(b)(c)(f)	5.79%	01/02/24	05/28/24	15,000,000	15,001,795
(SOFR + 0.40%)	(a)(b)(c)(f)	5.79%	01/02/24	05/30/24	15,000,000	15,001,856
CHARTA LLC
	(b)(c)(f)	5.31%		01/02/24	3,000,000	2,998,230
COLLATERALIZED COMMERCIAL PAPER V CO LLC
	(b)(f)	5.80%		05/24/24	5,000,000	5,005,186
(SOFR + 0.41%)	(a)(b)(f)	5.81%	01/02/24	05/29/24	3,000,000	3,000,413
	(b)(f)	5.60%		06/20/24	25,000,000	25,008,452
CONCORD MINUTEMEN CAPITAL CO LLC SERIES C
	(b)(c)(f)	5.75%		02/12/24	1,000,000	1,000,314
	(b)(c)(f)	5.75%		02/13/24	1,000,000	1,000,315
	(b)(c)(f)	5.75%		02/16/24	10,000,000	10,003,172
	(b)(c)(f)	5.72%		02/20/24	1,000,000	1,000,273
CRC FUNDING LLC
	(b)(c)(f)	5.31%		01/02/24	1,000,000	999,396
FAIRWAY FINANCE CO LLC
	(b)(c)(f)	5.76%		01/09/24	5,000,000	4,991,849
GOTHAM FUNDING CORP
	(b)(c)(f)	5.77%		02/26/24	1,000,000	991,050
	(b)(c)(f)	5.61%		03/05/24	15,000,000	14,847,500
	(b)(c)(f)	5.54%		03/11/24	2,000,000	1,977,854
GREAT BEAR FUNDING LLC / GREAT BEAR FUNDING DAC
	(b)(c)(f)	5.33%		01/02/24	2,000,000	1,998,815
	(b)(c)(f)	5.35%		01/03/24	6,000,000	5,995,553
	(b)(c)(f)	5.35%		01/04/24	4,000,000	3,996,440
	(b)(c)(f)	5.35%		01/05/24	4,000,000	3,995,843
LMA AMERICAS LLC
	(b)(c)(f)	5.32%		01/02/24	3,000,000	2,998,224
LONGSHIP FUNDING LLC
	(b)(c)(f)	5.32%		01/02/24	2,000,000	1,998,819
MANHATTAN ASSET FUNDING COMPANY LLC
	(b)(c)(f)	5.82%		05/01/24	1,000,000	981,432
NIEUW AMSTERDAM RECEIVABLES CORPORATION BV
	(b)(c)(f)	5.31%		01/02/24	4,000,000	3,997,606
OLD LINE FUNDING LLC
(SOFR + 0.38%)	(a)(b)(c)(f)	5.77%	01/02/24	02/05/24	25,000,000	25,006,942
	(b)(c)(f)	5.57%		06/11/24	5,000,000	4,878,393
PODIUM FUNDING TRUST
	(b)(f)	5.62%		06/10/24	4,000,000	3,904,405
PRICOA SHORT TERM FUNDING LLC
	(b)(c)(f)	5.85%		04/15/24	2,000,000	1,967,619
	(b)(c)(f)	5.65%		05/01/24	1,000,000	981,526
RIDGEFIELD FUNDING COMPANY LLC
	(b)(c)(f)	5.78%		03/01/24	7,000,000	6,933,605
	(b)(c)(f)	5.77%		03/05/24	10,000,000	9,899,004
	(b)(c)(f)	5.81%		03/18/24	7,000,000	6,915,248
	(b)(c)(f)	5.82%		04/10/24	2,000,000	1,968,887
	(b)(c)(f)	5.74%		05/24/24	1,000,000	978,177
SHEFFIELD RECEIVABLES COMPANY LLC
	(b)(c)(f)	5.84%		03/04/24	10,000,000	9,899,295
	(b)(c)(f)	5.60%		03/11/24	22,000,000	21,755,576
	(b)(c)(f)	5.79%		03/18/24	18,000,000	17,781,400
	(b)(c)(f)	5.80%		03/21/24	2,000,000	1,974,828
STARBIRD FUNDING CORP
	(b)(c)(f)	5.76%		02/01/24	3,000,000	2,984,780
	(b)(c)(f)	5.82%		02/28/24	2,000,000	1,981,646
	(b)(c)(f)	5.77%		05/07/24	49,000,000	48,052,640

VERSAILLES COMMERCIAL PAPER LLC
	(b)(c)(f)	5.51%		04/09/24	5,000,000	4,923,027

VICTORY RECEIVABLES CORP
	(b)(c)(f)	5.34%		01/02/24	2,000,000	1,998,816
	(b)(c)(f)	5.61%		02/16/24	1,000,000	992,626
	(b)(c)(f)	5.79%		02/20/24	3,000,000	2,975,997
	(b)(c)(f)	5.77%		02/26/24	7,000,000	6,937,354
	(b)(c)(f)	5.54%		03/11/24	2,045,000	2,022,356
Total Asset-Backed Commercial Paper
(Cost $432,112,798)						432,067,529

FINANCIAL COMPANY COMMERCIAL PAPER 15.3% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
	(c)(f)	5.66%		05/16/24	4,000,000	3,918,147
BANK OF MONTREAL
	(c)(f)	5.66%		05/17/24	2,000,000	1,958,799
	(c)(f)	5.75%		01/23/24	50,000,000	49,814,294
	(c)(f)	5.78%		02/01/24	5,000,000	4,974,634
(SOFR + 0.40%)	(a)(c)(f)	5.80%	01/02/24	02/28/24	30,000,000	30,013,958
	(c)(f)	5.80%		04/11/24	5,000,000	4,923,132
	(c)(f)	5.82%		05/09/24	16,000,000	15,690,533
	(c)(f)	5.65%		06/12/24	6,000,000	5,855,626
BANK OF NOVA SCOTIA
	(c)(f)	5.93%		04/12/24	23,000,000	22,641,171
BARCLAYS BANK UK PLC
	(c)(f)	5.33%		01/03/24	11,000,000	10,991,896
	(c)(f)	5.33%		01/04/24	7,000,000	6,993,802
BOFA SECURITIES INC
	(c)(f)	5.82%		02/15/24	7,000,000	6,949,441
	(c)(f)	5.96%		04/19/24	5,000,000	4,915,905
(SOFR + 0.54%)	(a)(c)(f)	5.94%	01/02/24	04/22/24	10,000,000	10,009,751
	(c)(f)	5.87%		04/30/24	11,000,000	10,797,749
(SOFR + 0.52%)	(a)(c)(f)	5.92%	01/02/24	05/13/24	20,000,000	20,018,076
	(c)(f)	5.63%		09/04/24	13,000,000	12,534,197
BPCE SA
	(c)(f)	5.83%		02/15/24	20,000,000	19,856,933
	(c)(f)	5.87%		04/02/24	5,000,000	4,928,992
	(c)(f)	5.83%		04/05/24	10,150,000	10,001,191
	(c)(f)	5.83%		04/12/24	10,000,000	9,842,646
	(c)(f)	5.86%		04/18/24	12,000,000	11,800,533
	(c)(f)	5.86%		05/02/24	7,000,000	6,869,358
	(c)(f)	5.83%		05/06/24	1,000,000	980,768
	(c)(f)	5.65%		05/08/24	4,000,000	3,921,939
	(c)(f)	5.79%		05/13/24	1,000,000	979,778
CITIGROUP GLOBAL MARKETS INC
	(c)(f)	5.79%		03/22/24	8,000,000	7,898,360
	(c)(f)	5.80%		03/27/24	11,000,000	10,851,926
	(c)(f)	5.85%		04/05/24	23,000,000	22,658,181
	(c)(f)	5.61%		06/06/24	13,000,000	12,694,760
DNB BANK ASA
	(c)(f)	5.80%		04/18/24	7,000,000	6,885,841
FEDERATION DES CAISSES DESJARDINS DU QUEBEC
	(c)(f)	5.77%		01/18/24	10,000,000	9,970,386
	(c)(f)	5.74%		02/14/24	30,000,000	29,788,370
	(c)(f)	5.77%		03/07/24	4,000,000	3,958,385
ING US FUNDING LLC
	(b)(f)	5.79%		03/01/24	6,000,000	5,943,237
JP MORGAN SECURITIES LLC
	(c)(f)	5.97%		04/22/24	2,000,000	2,001,066
	(c)(f)	5.93%		07/11/24	7,000,000	7,015,230
	(c)(f)	5.55%		07/15/24	14,000,000	14,006,799
	(c)(f)	5.93%		07/15/24	6,000,000	6,013,301
MIZUHO BANK LTD (SINGAPORE BRANCH)
	(c)(f)	5.49%		04/09/24	1,500,000	1,476,979
MUFG BANK LTD (NEW YORK BRANCH)
	(f)	5.36%		01/02/24	1,000,000	999,407

NATIONAL BANK OF CANADA
	(c)(f)	5.78%		02/01/24	25,000,000	24,873,877
(SOFR + 0.38%)	(a)(c)(f)	5.78%	01/02/24	03/01/24	20,000,000	20,009,467
	(c)(f)	5.80%		04/01/24	6,000,000	5,915,146
NORDEA BANK ABP (SOFR + 0.34%)	(a)(c)(f)	5.74%	01/02/24	02/21/24	10,000,000	10,003,405
OVERSEA-CHINESE BANKING CORPORATION LTD
	(c)(f)	5.61%		03/07/24	10,000,000	9,896,153
	(c)(f)	5.60%		03/14/24	2,000,000	1,977,176
	(c)(f)	5.60%		03/15/24	5,000,000	4,942,208
	(c)(f)	5.77%		05/14/24	6,000,000	5,876,721
ROYAL BANK OF CANADA (SOFR + 0.64%)	(a)(c)(f)	6.04%	01/02/24	07/05/24	10,000,000	10,018,087
SKANDINAVISKA ENSKILDA BANKEN AB (SOFR + 0.38%)	(a)(c)(f)	5.77%	01/02/24	03/04/24	6,000,000	6,002,973
(SOFR + 0.35%)	(a)(c)(f)	5.74%	01/02/24	04/05/24	11,000,000	11,006,889
(SOFR + 0.51%)	(a)(c)(f)	5.90%	01/02/24	04/24/24	7,000,000	7,007,283
	(c)(f)	5.88%		04/29/24	11,000,000	10,799,861
	(c)(f)	5.75%		05/06/24	10,000,000	9,807,256
(SOFR + 0.48%)	(a)(c)(f)	5.87%	01/02/24	05/10/24	15,000,000	15,012,918
	(c)(f)	5.87%		07/03/24	11,000,000	10,701,358
	(c)(f)	5.79%		08/08/24	10,000,000	9,681,174
SVENSKA HANDELSBANKEN AB
	(c)(f)	5.76%		01/23/24	11,000,000	10,959,693
	(c)(f)	5.74%		02/14/24	23,000,000	22,841,832
	(c)(f)	5.67%		05/28/24	63,000,000	61,597,000
SWEDBANK AB
	(f)	5.76%		02/05/24	9,000,000	8,949,929
	(f)	5.81%		03/14/24	2,000,000	1,977,601
	(f)	5.76%		05/10/24	10,000,000	9,805,898
	(f)	5.74%		05/16/24	3,000,000	2,939,330
TORONTO-DOMINION BANK/THE (SOFR + 0.58%)	(a)(c)(f)	5.97%	01/02/24	01/09/24	14,000,000	14,001,877
	(c)(f)	5.55%		09/05/24	5,000,000	4,823,069
UBS AG (LONDON BRANCH) (SOFR + 0.45%)	(a)(c)(f)	5.84%	01/02/24	02/09/24	12,000,000	12,003,530
(SOFR + 0.43%)	(a)(c)(f)	5.82%	01/02/24	02/23/24	10,000,000	10,003,205
(SOFR + 0.42%)	(a)(c)(f)	5.81%	01/02/24	02/28/24	10,000,000	10,003,154
	(c)(f)	5.84%		04/05/24	10,000,000	9,851,837
	(c)(f)	5.84%		05/02/24	35,000,000	34,342,494
	(c)(f)	5.78%		05/14/24	50,000,000	48,974,035
	(c)(f)	5.65%		06/17/24	5,000,000	4,873,363
UNITED OVERSEAS BANK LTD (SOFR + 0.34%)	(a)(c)(f)	5.73%	01/02/24	02/28/24	6,000,000	6,002,655
Total Financial Company Commercial Paper
(Cost $881,621,716)						881,827,931

NON-FINANCIAL COMPANY COMMERCIAL PAPER 0.1% OF NET ASSETS
EQUINOR ASA
	(c)(f)	5.35%		01/04/24	3,000,000	2,997,329
UNITEDHEALTH GROUP INC
	(c)(f)	5.31%		01/02/24	2,000,000	1,998,819
Total Non-Financial Company Commercial Paper
(Cost $4,999,110)						4,996,148

NON-NEGOTIABLE TIME DEPOSITS 8.1% OF NET ASSETS
ABN AMRO BANK NV
	(f)	5.33%		01/04/24	6,000,000	6,000,000

AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(LONDON BRANCH)

	(f)	5.31%	01/02/24	13,000,000	13,000,000
	(f)	5.32%	01/03/24	32,000,000	32,000,000
	(f)	5.32%	01/04/24	43,000,000	43,000,000
	(f)	5.32%	01/05/24	64,000,000	64,000,000
BANCO SANTANDER SA (NEW YORK BRANCH)
	(f)	5.33%	01/02/24	28,000,000	28,000,000
	(f)	5.33%	01/04/24	29,000,000	29,000,000
CANADIAN IMPERIAL BANK OF COMMERCE
	(f)	5.31%	01/02/24	41,000,000	41,000,000
CREDIT INDUSTRIEL ET COMMERCIAL
	(f)	5.33%	01/03/24	11,000,000	11,000,000
	(f)	5.33%	01/04/24	11,000,000	11,000,000
	(f)	5.33%	01/05/24	10,000,000	10,000,000
DBS BANK LTD
	(f)	5.34%	01/03/24	15,000,000	15,000,000
	(f)	5.34%	01/04/24	6,000,000	6,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)
	(f)	5.33%	01/02/24	9,000,000	9,000,000
	(f)	5.33%	01/03/24	5,000,000	5,000,000
ROYAL BANK OF CANADA
	(f)	5.32%	01/03/24	45,000,000	45,000,000
	(f)	5.32%	01/04/24	2,000,000	2,000,000
SANTANDER UK PLC
	(f)	5.31%	01/03/24	14,000,000	14,000,000
	(f)	5.31%	01/04/24	12,000,000	12,000,000
	(f)	5.31%	01/05/24	31,000,000	31,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK
BRANCH)
	(f)	5.31%	01/02/24	6,000,000	6,000,000
TORONTO-DOMINION BANK/THE
	(f)	5.32%	01/04/24	11,000,000	11,000,000
	(f)	5.32%	01/05/24	21,000,000	21,000,000
UBS AG (CAYMAN ISLANDS BRANCH)
	(f)	5.31%	01/02/24	3,000,000	3,000,000
Total Non-Negotiable Time Deposits
Cost $468,000,000)					468,000,000

VARIABLE RATE DEMAND NOTES 1.6% OF NET ASSETS
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B ( LOC:
BANK OF AMERICA NA)	(d) (f)	5.56%	01/05/24	1,000,000	1,000,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A ( LOC: SWEDBANK AB)	(d)(f)	5.45%	01/05/24	4,000,000	4,000,000
COLORADO HOUSING & FINANCE AUTH
S/F MORTGAGE BONDS CLASS II SERIES 2023A2 ( LIQ: ROYAL BANK OF CANADA)	(d) (f)	5.35%	01/05/24	10,000,000	10,000,000
S/F MORTGAGE CLASS I BONDS SERIES 2023N2 (LIQ: ROYAL BANK OF CANADA)	(d) (f)	5.35%	01/05/24	1,000,000	1,000,000
S/F MORTGAGE CLASS II RB SERIES 2023F2 (LIQ: ROYAL BANK OF CANADA)	(d) (f)	5.35%	01/05/24	590,000	590,000
CONNECTICUT DEVELOPMENT AUTH
RB (BRADLEY AIRPORT HOTEL) SERIES 2006B (LOC: TD BANK NA)	(d) (f)	5.66%	01/05/24	3,590,000	3,590,000
CYNTHIA REESE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2023
( LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%	01/05/24	1,000,000	1,000,000
FIORE CAPITAL
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2005A
( LOC: WELLS FARGO BANK NA)	(d) (f)	5.45%	01/05/24	895,000	895,000
GREYSHOE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022
(LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%	01/05/24	1,000,000	1,000,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	(d) (f)	5.35%	01/05/24	1,000,000	1,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	5.36%	01/05/24	1,000,000	1,000,000
TAXABLE RB SERIES 2023J (LIQ: ROYAL BANK OF CANADA)	(d) (f)	5.35%	01/05/24	500,000	500,000
J MACE MEEKS 2022 INSURANCE TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022
(LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%	01/05/24	4,970,000	4,970,000
JEFFERSON MENIFEE LLC
TAXABLE VARIABLE RATE DEMAND M/F HOUSING RB
(JEFFERSON MENIFEE APTS) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.46%	01/05/24	150,000	150,000
KEEP MEMORY ALIVE
TAXABLE VARIABLE RATE DEMAND BONDS SERIES 2013
(LOC: PNC BANK NA)	(d) (f)	5.38%	01/05/24	950,000	950,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF MONTREAL)	(d) (f)	5.50%	01/05/24	955,000	955,000
MOUNTAIN BANYAN QUALIFIED OPPORTUNITY ZONE BUSINESS LLC
TAXABLE M/F HOUSING RB SERIES 2023A (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.46%	01/05/24	1,000,000	1,000,000

NEW YORK STATE HFA

TAXABLE HOUSING RB (29 FLATBUSH AVE) SERIES 2015B
(LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(d) (f)	5.35%		01/05/24	1,530,000	1,530,000
NORTH TEXAS HIGHER EDUCATION AUTH INC
TAXABLE NOTES SERIES 2023-1 (LOC: ROYAL BANK OF CANADA)	(d) (f)	5.38%		01/05/24	1,000,000	1,000,000
NUVEEN CREDIT STRATEGIES INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES
SERIES A (LOC: SOCIETE GENERALE SA)	(c)(d) (f)	5.53%		01/05/24	1,000,000	1,000,000
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A
(LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d) (f)	5.53%		01/05/24	1,000,000	1,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES C
(LOC: BARCLAYS BANK PLC)	(c)(d) (f)	5.53%		01/05/24	5,000,000	5,000,000
NUVEEN PREFERRED & INCOME OPPORTUNITIES FUND
SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d) (f)	5.50%		01/05/24	1,500,000	1,500,000
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES
SERIES B (LOC: BARCLAYS BANK PLC)	(c)(d) (f)	5.53%		01/04/24	3,000,000	3,000,000
NUVEEN VARIABLE RATE PREFERRED & INCOME FUND TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES
SERIES A (LOC: TORONTO-DOMINION BANK/THE)	(c)(d) (f)	5.57%		01/05/24	1,250,000	1,250,000
PHILIP BRYAN WISE 2022 TRUST IRREVOCABLE
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		01/05/24	5,410,000	5,410,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT

SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(d) (f)	5.36%		01/05/24	24,000,000	24,000,000
TAXABLE WATER REFUNDING RB SERIES 2022C2 (LIQ: PNC BANK NA)	(d) (f)	5.33%		01/05/24	12,250,000	12,250,000
SRMHAYWARD LLC
TAXABLE VARIABLE RATE DEMAND RB (BELLARA SR LIVING) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.46%		01/05/24	110,000	110,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: UBS AG)	(d) (f)	5.35%		01/05/24	2,000,000	2,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(d) (f)	5.40%		01/05/24	1,000,000	1,000,000
Total Variable Rate Demand Notes
(Cost $93,650,000)						93,650,000

OTHER INSTRUMENTS 0.1% OF NET ASSETS
BANK OF AMERICA NA
(SOFR + 0.60%)	(a) (f)	5.99%	01/02/24	08/05/24	4,000,000	4,006,685
Total Other Instruments
(Cost $4,000,000)						4,006,685

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 41.7% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 18.3%
BANCO SANTANDER SA
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Government Agency Securities valued at $9,270,000, 2.00% - 7.50%, due 09/01/30 - 11/01/53)		5.33%		01/02/24	9,005,330	9,000,000

BANK OF MONTREAL
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Government Agency Securities valued at $17,520,389, 3.00%, due 04/20/52)		5.34%		01/02/24	17,010,087	17,000,000

BARCLAYS BANK PLC
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Government Agency Securities valued at $11,336,723, 5.50%, due 06/20/53)		5.34%		01/02/24	11,006,527	11,000,000

BOFA SECURITIES INC
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Government Agency Securities valued at $5,150,000, 2.50% - 5.75%, due 01/15/43 - 01/20/52)		5.35%		01/02/24	5,002,972	5,000,000
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Treasury Securities valued at $33,660,074, 3.13% - 6.25%, due 05/31/28 - 05/15/48)		5.35%		01/02/24	33,019,617	33,000,000
Issued 11/02/23, repurchase date 01/02/24 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $62,263,228, 0.88% - 6.08%, due 05/31/24 - 03/20/72)		5.40%		01/02/24	61,558,150	61,000,000
Issued 10/26/23, repurchase date 01/25/24 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $8,225,268, 3.00% - 6.44%, due 09/30/25 - 03/20/66)		5.43%		01/05/24	8,085,673	8,000,000
Issued 09/28/23, repurchase date 02/28/24 (Collateralized by U.S. Treasury Securities valued at $9,180,067, 4.00% - 6.75%, due 08/15/26 - 02/29/28) (SOFR + 0.07%)	(a)	5.47%	01/02/24	01/05/24	9,135,383	9,000,000
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Government Agency Securities valued at $7,210,000, 2.07% - 6.50%, due 06/01/36 - 06/20/53)		5.34%		01/02/24	7,004,153	7,000,000
Issued 11/30/23, repurchase date 02/29/24 (Collateralized by U.S. Government Agency Securities valued at $2,060,000, 2.50% - 6.50%, due 06/20/50 - 12/01/53)		5.34%		01/05/24	2,010,680	2,000,000
Issued 12/14/23, repurchase date 03/21/24 (Collateralized by U.S. Government Agency Securities valued at $17,510,000, 1.50% - 6.50%, due 06/01/28 - 10/01/53)		5.34%		01/05/24	17,055,477	17,000,000
Issued 11/20/23, repurchase date 01/22/24 (Collateralized by U.S. Government Agency Securities valued at $11,330,000, 2.50% - 6.50%, due 11/20/50 - 09/01/53)		5.36%		01/05/24	11,075,338	11,000,000

CITIGROUP GLOBAL MARKETS INC

Issued 12/05/23, repurchase date 01/04/24 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $79,273,813, 2.88% - 6.84%, due 08/15/28 - 04/20/71)	5.38%	01/04/24	76,340,733	76,000,000

DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $29,071,463, 0.88% - 6.00%, due 06/30/28 - 12/01/53)	5.34%	01/02/24	28,016,613	28,000,000

FICC - BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Government Agency Securities valued at $100,940,000, 1.50% - 6.00%, due 05/01/38 - 06/01/53)	5.34%	01/02/24	98,058,147	98,000,000

GOLDMAN SACHS & CO LLC
Issued 12/26/23, repurchase date 01/02/24 (Collateralized by U.S. Government Agency Securities valued at $11,220,000, 2.50% - 7.00%, due 11/01/33 - 08/20/53)	5.32%	01/02/24	11,011,379	11,000,000
Issued 12/27/23, repurchase date 01/03/24 (Collateralized by U.S. Government Agency Securities valued at $44,226,314, 2.50% - 6.53%, due 07/01/33 - 12/20/53)	5.34%	01/03/24	43,044,648	43,000,000
Issued 12/28/23, repurchase date 01/04/24 (Collateralized by U.S. Treasury Securities valued at $75,480,030, 1.50%, due 01/31/27)	5.37%	01/04/24	74,077,268	74,000,000
Issued 12/29/23, repurchase date 01/05/24 (Collateralized by U.S. Treasury Securities valued at $100,980,071, 4.25%, due 11/15/40)	5.34%	01/05/24	99,102,795	99,000,000

JP MORGAN SECURITIES LLC
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Government Agency Securities valued at $124,630,001, 1.50% - 7.50%, due 01/20/30 - 11/20/63)	5.34%	01/02/24	121,071,793	121,000,000

MIZUHO SECURITIES USA LLC
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Treasury Securities valued at $10,200,015, 3.63%, due 05/15/53)	5.34%	01/02/24	10,005,933	10,000,000

NOMURA SECURITIES INTERNATIONAL INC
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Treasury Securities valued at $9,191,022, 1.38% - 2.88%, due 12/31/24 - 08/15/32)	5.34%	01/02/24	9,005,340	9,000,000

RBC DOMINION SECURITIES INC
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $68,482,327, 0.50% - 7.00%, due 11/30/24 - 12/01/53)	5.34%	01/02/24	67,039,753	67,000,000
Issued 12/14/23, repurchase date 02/01/24 (Collateralized by U.S. Government Agency Securities valued at $5,187,362, 2.50% - 6.00%, due 05/25/50 - 02/20/53)	5.33%	01/05/24	5,016,286	5,000,000
ROYAL BANK OF CANADA
Issued 12/14/23, repurchase date 03/21/24 (Collateralized by U.S. Government Agency Securities valued at $13,585,011, 5.50% - 7.00%, due 06/20/53 - 12/01/53)	5.35%	01/05/24	13,042,503	13,000,000
Issued 12/14/23, repurchase date 03/21/24 (Collateralized by U.S. Government Agency Securities valued at $156,750,121, 1.71% - 7.00%, due 01/25/29 - 12/01/53)	5.35%	01/05/24	150,490,417	150,000,000

TRUIST BANK
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Government Agency Securities valued at $27,040,000, 1.00% - 1.25%, due 09/20/50 - 11/20/50)	5.32%	01/02/24	26,015,369	26,000,000

WELLS FARGO SECURITIES LLC
Issued 11/03/23, repurchase date 01/03/24 (Collateralized by U.S. Government Agency Securities valued at $32,533,357, 3.00% - 7.00%, due 09/01/49 - 12/01/53)	5.37%	01/03/24	31,282,074	31,000,000

Issued 12/08/23, repurchase date 01/12/24 (Collateralized by U.S. Government Agency Securities valued at $3,136,199, 5.00%, due 10/01/53)	5.34%	01/05/24	3,012,460	3,000,000
				1,054,000,000

U.S. TREASURY AGENCY REPURCHASE AGREEMENTS 19.2%
BANCO SANTANDER SA
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Treasury Securities valued at $7,140,005, 0.25% - 4.50%, due 01/15/25 - 05/15/52)	5.31%	01/02/24	7,004,130	7,000,000

BARCLAYS BANK PLC
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Treasury Securities valued at $9,185,473, 0.00%, due 01/11/24 - 04/25/24)	5.32%	01/02/24	9,005,320	9,000,000
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Treasury Securities valued at $1,871,197, 0.00%, due 04/25/24)	5.33%	01/02/24	1,834,415	1,833,329
Issued 12/14/23, repurchase date 02/02/24 (Collateralized by U.S. Treasury Securities valued at $22,605,893, 0.00%, due 01/04/24)	5.32%	01/05/24	22,071,524	22,000,000

CITIGROUP GLOBAL MARKETS INC
Issued 12/26/23, repurchase date 01/02/24 (Collateralized by U.S. Treasury Securities valued at $88,740,451, 0.13% - 4.00%, due 11/30/29 - 02/28/30)	5.32%	01/02/24	87,089,997	87,000,000
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Treasury Securities valued at $104,144,790, 1.25% - 3.63%, due 03/31/28 - 04/30/28)	5.33%	01/02/24	102,060,407	102,000,000

FEDERAL RESERVE BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Treasury Securities valued at $790,465,298, 0.25% - 3.13%, due 05/15/24 - 02/15/31)	5.30%	01/02/24	790,465,222	790,000,000

FICC - BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Treasury Securities valued at $59,160,081, 2.75%, due 04/30/27)	5.33%	01/02/24	58,034,349	58,000,000

MUFG SECURITIES AMERICAS INC
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by U.S. Treasury Securities valued at $29,580,039, 0.13% - 3.13%, due 07/15/31 - 02/15/43)	5.35%	01/02/24	29,017,239	29,000,000
				1,105,833,329

OTHER REPURCHASE AGREEMENTS** 4.2%
BMO CAPITAL MARKETS CORP
Issued 12/29/23, repurchase date 01/05/24 (Collateralized by U.S. Government Agency Securities, common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $2,102,330, 0.90% - 8.63%, due 03/25/24 - 07/15/51)	(f)	5.41%		01/05/24	2,002,104	2,000,000

BNP PARIBAS SA
Issued 12/27/23, repurchase date 01/03/24 (Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $24,175,882, 1.83% - 6.38%, due 07/16/25 - 12/31/00)	(f)	5.42%		01/03/24	23,024,239	22,999,804
Issued 12/27/23, repurchase date 01/03/24 (Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $11,512,232, 7.85% - 11.19%, due 07/25/33 - 10/24/34)	(f)	5.47%		01/03/24	10,010,636	9,999,857
Issued 12/29/23, repurchase date 01/05/24 (Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $8,147,216, 3.66% - 12.75%, due 09/08/24 - 02/15/28)	(f)	5.47%		01/05/24	7,007,445	7,000,000
Issued 12/06/23, repurchase date 03/05/24 (Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $3,499,094, 6.00% - 14.34%, due 10/25/33 - 12/31/00)	(f)	5.63%		02/02/24	3,027,212	2,999,066
Issued 12/27/23, repurchase date 03/26/24 (Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $3,499,535, 5.70% - 8.00%, due 06/25/37 - 12/31/00)	(f)	5.67%		02/02/24	3,017,483	2,999,213

BOFA SECURITIES INC
Issued 12/18/23, repurchase date 04/16/24 (Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $5,400,001, 0.00%, due 12/31/00) (SOFR +	(a) (f)	5.90%	01/02/24	03/28/24	5,082,764	5,001,670
common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $35,650,000, 0.00% - 12.43%, due 04/18/27 - 11/25/61) (SOFR + 0.55%)	(a) (f)	5.95%	01/02/24	04/02/24	31,543,103	30,991,215

CITIGROUP GLOBAL MARKETS INC
Issued 10/12/23, repurchase date 01/12/24 (Collateralized by U.S. Treasury Securities, common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $4,080,091, 0.00% - 4.75%, due 02/15/40 - 12/31/00) (SOFR + 0.17%)	(a) (f)	5.57%	01/02/24	01/05/24	4,052,606	3,999,922

CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/28/23, repurchase date 01/04/24 (Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $2,102,603, 0.79% - 5.13%, due 01/22/25 - 04/01/46)	(f)	5.37%		01/04/24	2,002,088	1,999,962
Issued 12/29/23, repurchase date 01/05/24 (Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $11,575,422, 3.20% - 8.00%, due 09/16/24 - 12/31/00)	(f)	5.37%		01/05/24	11,011,486	11,000,000

JP MORGAN SECURITIES LLC
Issued 11/20/23, repurchase date 01/19/24 (Collateralized by	(a) (f)	5.62%	01/02/24	01/05/24	17,122,079	16,999,251
common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at
$19,667,961, 2.25% - 10.50%, due 06/01/27 - 08/09/47) (SOFR +	(a) (f)	5.85%	01/02/24	03/28/24	21,481,163	20,987,472
common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at
$24,347,461, 2.56% - 13.66%, due 06/08/27 - 03/17/53) (SOFR + 0.45%)
Issued 12/27/23, repurchase date 06/24/24 (Collateralized by	(a) (f)	5.87%	01/02/24	03/28/24	10,150,011	9,996,425
common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at
$11,503,733, 7.59%, due 10/25/34) (SOFR + 0.47%)	(a) (f)	5.88%	01/02/24	03/28/24	4,101,267	3,997,587
common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at
$4,648,180, 5.83% - 11.50%, due 04/15/26 - 03/25/54) (SOFR +
0.48%)
Issued 10/05/23, repurchase date 04/02/24 (Collateralized by	(a) (f)	5.90%	01/02/24	03/28/24	32,917,778	31,982,071
common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at
$37,306,035, 5.67%, due 12/16/30) (SOFR + 0.50%)

MIZUHO SECURITIES USA LLC
Issued 12/29/23, repurchase date 01/02/24 (Collateralized by	(f)	5.42%		01/02/24	3,001,807	3,000,000
common stocks, ETFs, corporate bonds, asset backed securities,
American depositary receipts, or non-agency collateralized mortgage obligations valued at $3,240,007, 0.00%, due 12/31/00)

RBC CAPITAL MARKETS LLC
Issued 12/28/23, repurchase date 01/04/24 (Collateralized by U.S.	(f)	5.42%		01/04/24	17,017,916	16,999,743
Treasury Securities, common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $17,868,236, 2.36% - 6.85%, due 11/15/24 - 06/01/77)

WELLS FARGO SECURITIES LLC
Issued 12/07/23, repurchase date 03/07/24 (Collateralized by	(f)	5.72%		03/07/24	5,072,294	4,997,525
common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at
$5,833,363, 1.90%, due 03/20/25)
Issued 11/22/23, repurchase date 03/21/24 (Collateralized by	(f)	5.78%		03/21/24	7,134,867	6,996,483
common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at
$8,205,366, 0.90% - 8.18%, due 03/20/25 - 06/15/39)
Issued 12/05/23, repurchase date 06/03/24 (Collateralized by	(f)	5.99%		04/02/24	7,138,602	6,999,976
common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at
$8,292,437, 3.87% - 10.23%, due 12/15/36 - 10/25/57)
Issued 10/11/23, repurchase date 04/08/24 (Collateralized by	(f)	6.05%		04/02/24	5,146,208	4,999,978
common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at
$5,923,938, 3.93% - 12.79%, due 07/15/32 - 10/25/57)
Issued 12/27/23, repurchase date 06/21/24 (Collateralized by	(f)	5.85%		06/21/24	13,373,913	13,029,145
common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at
$14,043,454, 2.25% - 8.19%, due 10/29/27 - 12/31/79)
						241,976,365
Total Repurchase Agreements
(Cost $2,401,833,329)						2,401,809,694
Total Investments in Securities
(Cost $5,542,208,375)						5,543,509,529

* Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

** Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs, American depositary receipts and perpetual bonds, are represented by 12/31/00.

(a)  Variable rate security; rate shown is effective rate at period end.

(b) Credit-enhanced or liquidity-enhanced.

(c)  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,264,107,750 or 21.9% of net assets.

(d) VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)  Position does not meet the investment strategy of the Surviving Fund and is expected to be disposed by sale or interfund transaction pursuant to Rule 17a-7 under the 1940 Act in connection with the Reorganization.

(f)  Position does not meet the investment strategy of the Surviving Fund and is expected to be disposed by maturity prior to the Reorganization.

EFFR — Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.

ETF — Exchange-traded fund

FICC — Fixed Income Clearing Corp

HFA — Housing finance agency/authority

IDA — Industrial development agency/authority

LIQ — Liquidity agreement

LOC — Letter of credit

M/F — Multi-family

RB — Revenue bond

S/F — Single-family

SIFMA — Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

SOFR — Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

VRDN — Variable rate demand note

The Surviving Fund uses the amortized cost method of valuation and seeks to maintain a stable $1.00 net asset value (NAV) per share, while the Acquired Fund instead computes its NAV using the fair value of its investments and rounds its NAV per share to the fourth decimal place.

D.      Miscellaneous

Independent Registered Public Accounting Firm.

The audited financial statements of the Funds, incorporated by reference into this SAI, have been audited by Deloitte & Touche LLP, the Funds’ independent registered public accounting firm, to the extent indicated in their reports thereon, which are included in the Funds’ Annual Reports.

Item 15. Indemnification

Article VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust (Exhibit (a) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Amended and Restated Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Trustees, Officers, etc.

Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Compromise Payment

Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Indemnification Not Exclusive

Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a) (19) of the 1940 Act (or who has been exempted from being an “interested person” by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.”

Item 16. Exhibits

Item 16	Exhibits

(1)	Articles of Incorporation	Amended and Restated Agreement and Declaration of Trust, dated May 9, 1995, is incorporated herein by reference to Exhibit (1) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on February 13, 1998 (hereinafter referred to as PEA No. 33).
(2)	By-Laws	Second Amended and Restated Bylaws of the Registrant, adopted as of February 24, 2021 are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 119 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954) electronically filed with the SEC on April 28, 2021 (hereinafter referred to as PEA No. 119).
(3)	Voting Trust Agreements	Not Applicable.
(4)	Reorganization Agreement	Form of Agreement and Plan of Reorganization are filed herein as the Appendix to Part A of this Registration Statement on Form N-14.
(5)(a)(1)	Instruments Defining rights of Security Holders	Article III, Sections 4 and 5; Article IV, Section 1; Article V; Article VI, Section 2; Article VIII, Section 4 and Article IX, Sections 1, 4 and 7 of the Amended and Restated Agreement and Declaration of Trust, dated as of May 9, 1995 are incorporated herein by reference to Exhibit (1) of PEA No. 33.
(5)(a)(2)		Article 9 and Article 11 of the Second Amended and Restated Bylaws, dated as of February 24, 2021, are incorporated herein by reference to Exhibit (b) of PEA No. 119.
(6)(a)(1)	Investment Advisory Contracts	Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the Investment Adviser) with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 25, 2007 (hereinafter referred to as PEA No. 65).
(6)(a)(2)		Amendment, dated January 1, 2007, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(ii) of PEA No. 65.
(6)(a)(3)		Amendment, dated June 5, 2007, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 6, 2012.
Amendment, dated September 24, 2020, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser with respect to Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001 is incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 118 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on September 24, 2020 (hereinafter referred to as PEA No. 118).
(6)(a)(4)		Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund, Schwab Retirement Money Fund and Schwab New York Municipal Money Fund, as amended, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(d) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 30, 1997.
Amendment, dated September 24, 2020, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab New York Municipal Money Fund, Schwab AMT Tax-Free Money Fund, Schwab Treasury Obligations Money Fund, Schwab Variable Share Price Money Fund and Schwab Retirement Money Fund, as amended, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vi) of PEA No. 118.
(6)(a)(5)		Schedule A, dated as of September 24, 2020, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vii) of PEA No. 118.

(6)(a)(6)		Schedule B, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(v) of PEA No. 65.
(6)(a)(7)		Schedule C, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vi) of PEA No. 65.
(6)(a)(8)		Schedule D, dated as of September 24, 2020, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(x) of PEA No. 118.
(6)(b)(1)	Expense Limitation Agreements	Letter of Agreement between Registrant, the Investment Adviser and Charles Schwab & Co., Inc. (Schwab), dated May 16, 2016, is incorporated herein by reference to Exhibit (d)(ix) of Post-Effective Amendment No. 103 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954) electronically filed with the SEC on May 16, 2016 (hereinafter referred to as PEA No. 103).
(6)(b)(2)		Amended Schedule A, dated September 24, 2020, to the Expense Limitation Agreement between the Investment Adviser, Schwab and Registrant, dated May 2, 2007, is incorporated herein by reference to Exhibit (d)(xiii) of PEA No. 118.
(7)(a)(1)	Underwriting Contracts	Second Amended and Restated Distribution Agreement between Registrant and Schwab, dated December 11, 2015, is incorporated herein by reference to Exhibit (e)( i) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on January 20, 2016.
(7)(a)(1)		Amended Schedule A, dated May 16, 2016, to the Distribution Agreement between Registrant and Schwab, dated July 1, 2009, is incorporated herein by reference to Exhibit (e)( ii) of PEA No. 103.
(8)	Bonus or Profit Sharing Contracts	Not applicable
(9)(a)(1)	Custodian Agreements	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 28, 2006 (hereinafter referred to as PEA No. 59).
(9)(a)(2)		Amended Appendix A and Appendix B, dated September 28, 2022, to the Amended and Restated Master Custodian Agreement between Registrant and State Street, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 121 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954) electronically filed with the SEC on April 28, 2023 (hereinafter referred to as PEA 121).
(10)	Rule 12b-1 Plan	Not applicable
(11)	Legal Opinion and Consent	Opinion and Consent of Dechert LLP regarding the validity of the shares to be issued by the Registrant is incorporated herein by reference to Exhibit (11) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166), electronically filed with the SEC on June 13, 2024.
(12)(a)(1)	Tax Opinion	Form of Opinion of Dechert LLP regarding certain tax matters relating to the reorganization of Schwab Variable Share Price Money Fund into Schwab Government Money Fund is incorporated herein by reference to Exhibit (12(a)(1) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166), electronically filed with the SEC on June 13, 2024.
(13)(a)(1)	Other material contracts	Transfer Agency and Service Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc., dated November 12, 2020, is incorporated herein by reference to Exhibit (h)(i) of PEA No. 119.
(13)(a)(2)		Amendment No. 1, dated March 2, 2021, to the Transfer Agency and Service Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc., is incorporated herein by reference to Exhibit (h)(i)(a) of Post-Effective Amendment No. 122 to Registrant's Registration statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 2, 2024 (hereinafter referred to as PEA No. 122).
(13)(a)(3)		Amendment No. 2, dated April 28, 2023, to the Transfer Agency and Service Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc., is incorporated herein by reference to Exhibit (h)(i)(b) of PEA No. 122.
(13)(b)(1)		Amended and Restated Shareholder Servicing and Sweep Administration Plan, dated April 10, 2019, is incorporated herein by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 112 to Registrant’s Registration statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 26, 2019.
(13)(b)(2)		Amended Schedule A, dated September 24, 2020, to the Amended and Restated Shareholder Servicing and Sweep Administration Plan, dated April 10, 2019, is incorporated herein by reference to Exhibit (h)(iii)(a) of PEA No. 118.
(13)(c)(1)		Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (g)(ix) of PEA No. 59.

(13)(c)(2)		Amended Appendix A and Appendix B, dated September 28, 2022, to the Master Fund Accounting and Services Agreement between Registrant and State Street, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(iii)(a) of PEA No. 121.
(14)	Other opinions and consent	Consent of Deloitte & Touche LLP is filed herein as Exhibit (14).
(15)	Omitted financial statements	Not applicable
(16)(a)(1)	Powers of attorney	Power of Attorney executed by Walter W. Bettinger, II is incorporated herein by reference to Exhibit (16)(a)(1) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166), electronically filed with the SEC on June 13, 2024.
(16)(a)(2)		Power of Attorney executed by Omar Aguilar is incorporated herein by reference to Exhibit (16)(a)(2) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166), electronically filed with the SEC on June 13, 2024.
(16)(a)(3)		Power of Attorney executed by Robert R. Burns is incorporated herein by reference to Exhibit (16)(a)(3) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166), electronically filed with the SEC on June 13, 2024.
(16)(a)(4)		Power of Attorney executed by David L. Mahoney is incorporated herein by reference to Exhibit (16)(a)(4) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166), electronically filed with the SEC on June 13, 2024.
(16)(a)(5)		Power of Attorney executed by Kimberly S. Patmore is incorporated herein by reference to Exhibit (16)(a)(5) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166), electronically filed with the SEC on June 13, 2024.
(16)(a)(6)		Power of Attorney executed by Nancy F. Heller is incorporated herein by reference to Exhibit (16)(a)(6) of Registrants Registration Statement on Form N-14 (File No. 333-280166), electronically filed the SEC on June 13, 2024.
(16)(a)(7)		Power of Attorney executed by Jane P. Moncreiff is incorporated herein by reference to Exhibit (16)(a)(7) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166), electronically filed with the SEC on June 13, 2024.
(16)(a)(8)		Power of Attorney executed by Dana S. Smith is incorporated herein by reference to Exhibit (16)(a)(8) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166), electronically filed with the SEC on June 13, 2024.
(16)(a)(9)		Power of Attorney executed by Jean Derek Penn is incorporated herein by reference to Exhibit (16)(a)(9) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166), electronically filed with the SEC on June 13, 2024.
(16)(a)(10)		Power of Attorney executed by Michael J. Beer is incorporated herein by reference to Exhibit (16)(a)(10) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166), electronically filed with the SEC on June 13, 2024.
(16)(a)(11)		Power of Attorney executed by Richard A. Wurster is incorporated herein by reference to Exhibit (16)(a)(11) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166), electronically filed with the SEC on June 13, 2024.
(17)(a)(1)	Code of Ethics	Registrant, Investment Adviser and Schwab Joint Code of Ethics, dated June 7, 2023, is incorporated herein by reference to Exhibit (p) of PEA No. 122.
(17)(c)(1)	Additional Materials	Prospectuses dated April 2, 2024 with respect to Schwab Variable Share Price Money Fund and Schwab Government Money Fund are incorporated herein by reference to Part A of PEA No. 122.
(17)(c)(2)		Statements of Additional Information dated April 2, 2024 with respect to Schwab Variable Share Price Money Fund and Schwab Government Money Fund are incorporated herein by reference to Part B of PEA No. 122.
(17)(d)(3)		The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Schwab Variable Share Price Money Fund and Schwab Government Money Fund included in the Funds’ Annual Report to Shareholders for the period ended December 31, 2023 are incorporated herein by reference to Registrant's Annual Report on Form N-CSR filed with the SEC on March 3, 2024 (SEC Accession No. 0001193125-24-057238).

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 [17 CFR 230.145(c)], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on this 23rd day of July, 2024.

THE CHARLES SCHWAB FAMILY OF FUNDS
Registrant

Omar Aguilar*
Omar Aguilar, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this amendment to the Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated on this 23rd day of July, 2024.

Signature	Title

Walter W. Bettinger, II*	Chairman and Trustee
Walter W. Bettinger, II

Michael J. Beer*	Trustee
Michael J. Beer

Robert W. Burns*	Trustee
Robert W. Burns

Nancy F. Heller*	Trustee
Nancy F. Heller

David L. Mahoney*	Trustee
David L. Mahoney

Jane P. Moncreiff*	Trustee
Jane P. Moncreiff

Kimberly S. Patmore*	Trustee
Kimberly S. Patmore

J. Derek Penn*	Trustee
J. Derek Penn

Richard A. Wurster*	Trustee
Richard A. Wurster

Dana S. Smith*	Treasurer and Chief Financial Officer
Dana S. Smith

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney

Exhibit Index

(14)	Consent of Deloitte & Touche LLP